                                                        File Number  333-79049

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Pre-Effective Amendment Number
                                                      ---
                      Post-Effective Amendment Number  4
                                                      ---
                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment Number
                                                 ---

                            VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
     ---------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)


          Dennis E. Prohofsky                             Copy to:
       Executive  Vice President,                   J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
   Minnesota Life Insurance Company           1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 410 East
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE(check appropriate box)
           immediately upon filing pursuant to paragraph (b)
        --
        X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a) (i)
        --
           on (date), pursuant to paragraph (a) (i)
        --
           75 days after filing pursuant to paragraph (a) (ii)
        --
           on (date) pursuant to paragraph (a) (ii) of Rule 485.
        --
    IF APPROPRIATE, CHECK FOLLOWING BOX:
            this post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.


    TITLE OF SECURITIES BEING REGISTERED
         Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract; General Descriptions

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10. Description of the Contract; Purchase Payments and Value of the Contract and Transfers

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

MultiOption Achiever
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]

400 Robert Street North - St. Paul,
Minnesota 55101-2098 - 1-800-362-3141 - www.minnesotalife.com


     This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans. It may also be used apart from those plans.

     You may invest your contract values in our Variable Annuity Account or our General Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) SERIES FUND, INC. LOGO]
Advantus Series Fund, Inc.
- Growth Portfolio
- Bond Portfolio
- Money Market Portfolio
- Asset Allocation Portfolio
- Mortgage Securities Portfolio
- Index 500 Portfolio
- Capital Appreciation Portfolio
- International Stock Portfolio
- Small Company Growth Portfolio

- Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)

- Value Stock Portfolio
- Small Company Value Portfolio
- Global Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Macro-Cap Value Portfolio
- Micro-Cap Growth Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]

AIM Variable Insurance Fund


- Aggressive Growth Fund -- Series II Shares


- Balanced Fund -- Series II Shares


- Dent Demographic Trends Fund -- Series II Shares


-Premier Equity Fund -- Series II Shares


[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.

-VP Income & Growth Fund -- Class II Shares


-VP Ultra(R) Fund -- Class II Shares


- VP Value Fund -- Class II Shares


[CREDIT SUISSE ASSET MANAGEMENT LOGO]
Credit Suisse Trust
- Global Post-Venture Capital Portfolio

[FIDELITY INVESTMENTS(R) WE HELP YOU INVEST RESPONSIBLY(SM) LOGO]

Fidelity Variable Insurance Products Funds


-Contrafund(R) Portfolio -- Service Class 2 Shares


-Equity-Income Portfolio -- Service Class 2 Shares


-Mid Cap Portfolio -- Service Class 2 Shares


[FRANKLIN TEMPLETON INVESTMENTS LOGO]
Franklin Templeton Variable Insurance Products Trust

-Franklin Large Cap Growth Securities Fund -- Class 2 Shares


-Franklin Small Cap Fund -- Class 2 Shares


-Mutual Shares Securities Fund -- Class 2 Shares

- Templeton Developing Markets Securities Fund -- Class 2 Shares

- Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

[JANUS LOGO]
Janus Aspen Series

-Balanced Portfolio -- Service Shares

- Capital Appreciation Portfolio -- Service Shares

- International Growth Portfolio -- Service Shares


[MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO]

MFS(R) Variable Insurance Trust(sm)

- Investors Growth Stock Series -- Service Shares

- Mid Cap Growth Series -- Service Shares


-New Discovery Series -- Service Shares


-Value Series -- Service Shares


[OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO]
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

[PUTNAM INVESTMENTS LOGO]
Putnam Variable Trust

-Putnam V.T. Growth and Income Fund -- Class IB Shares


-Putnam V.T. International Growth Fund -- Class IB Shares


-Putnam V.T. New Opportunities Fund -- Class IB Shares


- Putnam V.T. New Value Fund -- Class IB Shares


-Putnam V.T. Voyager Fund -- Class IB Shares


     Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

     The contract is designed for long-term investors. If you receive any Wealthbuilder Credit amount, it may be more than offset by the sales charge if one is imposed upon surrender of the contract.

     This Prospectus includes the information you should know before purchasing a contract. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by contacting us at 1-800-362-3141. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site, http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE FUND PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2002.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS


                    SPECIAL TERMS AND HOW TO CONTACT US                                          1
                    QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                    3
                    EXPENSE TABLES                                                               6
                    GENERAL DESCRIPTIONS                                                        17
                              Minnesota Life Insurance Company                                  17
                              Variable Annuity Account                                          18
                              The Funds                                                         19
                              Additions, Deletions or Substitutions                             21
                    CONTRACT CHARGES                                                            22
                              Deferred Sales Charge                                             22
                              Mortality and Expense Risk Charge                                 25
                              Administrative Charge                                             25
                              Contract Fee                                                      26
                              Premium Taxes                                                     26
                              Transaction Charges                                               26
                    EXCHANGE OFFER                                                              26
                    VOTING RIGHTS                                                               27
                    DESCRIPTION OF THE CONTRACT                                                 28
                              General Provisions                                                28
                              Annuity Payments and Options                                      30
                              Death Benefits                                                    35
                              Purchase Payments and Value of the Contract                       38
                              Redemptions                                                       43
                    FEDERAL TAX STATUS                                                          44
                    PERFORMANCE DATA                                                            51
                    STATEMENT OF ADDITIONAL INFORMATION                                         52
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                              A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                      B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                     C-1

                 (This page has been left blank intentionally.)

SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: the sum of your values under a contract in the Variable Annuity Account and in the General Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.


Fund(s) or Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.


General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments:  amounts paid to us under your contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.


Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Funds.



Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.



We, Our, Us:  Minnesota Life Insurance Company.



Wealthbuilder Credit: an additional amount, other than a dividend, which we may credit to your contract.


You, Your:  the contract owner.

HOW TO CONTACT US


     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

[COMPUTER ICON]
           Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

                - Account Values

                - Variable Investment Performance
                - Interest rates (when applicable)
                - Service forms
                - Beneficiary information

                - Transactions to transfer among investment options or change your allocation percentage

                - Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

[TELEPHONE ICON]

           - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service Line provides around-the-clock access to:

                - Account Values
                - Unit Values
                - Interest Rates

           - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

[MAIL ICON]
           - For contributions sent by regular mail:
                Minnesota Life
                Annuity Services
                P.O. Box 64628
                St. Paul, MN 55164-0628

           - All other service requests, inquiries and overnight express mail should be sent to:
                Annuity Services A3-9999
                400 Robert Street North
                St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments to the Variable Annuity Account or to our General Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account your purchase payments receive certain principal and interest guarantees.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more of the available Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Series Fund, Inc. are:


       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
       Value Stock Portfolio
       Small Company Value Portfolio

       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio

       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:


AIM Variable Insurance Fund:


       Aggressive Growth Fund -- Series II Shares


       Balanced Fund -- Series II Shares


       Dent Demographic Trends Fund -- Series II Shares


       Premier Equity Fund -- Series II Shares



American Century Variable Portfolios, Inc.:


       VP Income & Growth Fund -- Class II Shares


       VP Ultra(R) Fund -- Class II Shares


       VP Value Fund -- Class II Shares



Credit Suisse Trust:


       Global Post-Venture Capital Portfolio



Fidelity Variable Insurance Products Funds:


       Contrafund(R) Portfolio -- Service Class 2 Shares


       Equity-Income Portfolio -- Service Class 2 Shares


       Mid Cap Portfolio -- Service Class 2 Shares



Franklin Templeton Variable Insurance Products Trust:


       Franklin Large Cap Growth Securities Fund -- Class 2 Shares


       Franklin Small Cap Fund -- Class 2 Shares


       Mutual Shares Securities Fund -- Class 2 Shares


       Templeton Developing Markets Securities Fund -- Class 2 Shares


       Templeton Global Asset Allocation Fund -- Class 2 Shares


       (formerly Templeton Asset Strategy Fund)



Janus Aspen Series:


       Balanced Portfolio -- Service Shares


       Capital Appreciation Portfolio -- Service Shares


       International Growth Portfolio -- Service Shares



MFS(R) Variable Insurance Trust(SM):


       Investors Growth Stock Series -- Service Shares


       Mid Cap Growth Series -- Service Shares


       New Discovery Series -- Service Shares


       Value Series -- Service Shares



Oppenheimer Variable Account Funds:


       Capital Appreciation Fund -- Service Shares


       High Income Fund -- Service Shares



Panorama Series Fund, Inc.:


       International Growth Fund -- Service Shares

Putnam Variable Trust:


       Putnam V.T. Growth and Income Fund -- Class IB Shares


       Putnam V.T. International Growth -- Class IB Shares


       Putnam V.T. New Opportunities Fund -- Class IB Shares


       Putnam V.T. New Value Fund -- Class IB Shares


       Putnam V.T. Voyager Fund -- Class IB Shares


There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectuses for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing the contract.

CAN YOU CHANGE THE PORTFOLIO THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.


We also deduct a daily charge equal to an annual rate of 0.15% of the net asset value for administrative expenses incurred by us. We reserve the right to increase the charge to not more than 0.40% of the net asset value of the separate account.


A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment.


There is a contract fee taken annually from the accumulation value of the contract. The charge applied will be equal to the lesser of $30 or 2% of the accumulation value at the end of the contract year taken generally from contracts with values of less than $50,000.


Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.42% to 1.82% of average daily net assets of the Portfolios on an annual basis.



We reserve the right to make a charge of up to $10 for transfers occurring more frequently than once a month.

EXPENSE TABLES


The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each of the Fund Portfolios available. Expenses of the Funds are not fixed or specified under the terms of the contract, and actual expenses may vary.


The following contract expense information is intended to illustrate the expenses of the MultiOption Achiever variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

Contract Owner Transaction Expenses
(as a percentage applied separately to each purchase payment)

The amount of the deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    CHARGE
----------------------------    ------
            0-1                   7%
            1-2                   7%
            2-3                   6%
            3-4                   5%
            4-5                   4%
            5-6                   3%
            6-7                   2%
      7 and thereafter            0%


Annual Contract Fee: lesser of $30 or 2% of
  accumulation value (applied only to a contract
  where the greater of the accumulation value or
  purchase payments, less withdrawals, is less than
  $50,000)                                               $30


Minnesota Life reserves the right, not currently imposed, to make a transaction charge, not to exceed $10, on transfer requests exceeding one per month.

Separate Account Annual Expenses
(as a percentage of average account value)

                                                                        MAXIMUM
                                                    CURRENT             POSSIBLE
                                                    CHARGE               CHARGE
                                                    -------             --------
Mortality and Expense Risk Fees                      1.25%               1.40%
Administrative Fee                                    .15%                .40%
                                                     -----               -----
Total Separate Account Annual Expenses               1.40%               1.80%
                                                     =====               =====

Note: We reserve the right to increase the mortality and expense risk fees and the administrative fees to not more than those shown in the column "Maximum Possible Charge".

FUND ANNUAL EXPENSES

(Unless otherwise noted, expenses shown are for the year ended December 31, 2001, and are shown as a percentage of average daily net assets for the described Fund Portfolios.)



                                                 MANAGEMENT      OTHER         DISTRIBUTION      TOTAL ANNUAL FUND
                                                 FEE             EXPENSES      (12B-1) FEES      OPERATING EXPENSES
                                                                                                 WITHOUT WAIVERS
                                                                                                 OR REDUCTIONS
ADVANTUS SERIES FUND, INC.(1):
Growth Portfolio                                   0.45%          0.05%           0.25%                0.75%
-------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                     0.30%          0.05%           0.25%                0.60%
-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                             0.25%          0.07%           0.25%                0.57%
-------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio                         0.35%          0.04%           0.25%                0.64%
-------------------------------------------------------------------------------------------------------------------
Mortgage Securities Portfolio                      0.30%          0.06%           0.25%                0.61%
-------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio                                0.12%          0.05%           0.25%                0.42%
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                     0.50%          0.05%           0.25%                0.80%
-------------------------------------------------------------------------------------------------------------------
International Stock Portfolio                      0.59%          0.13%           0.25%                0.97%
-------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio                     0.65%          0.07%           0.25%                0.97%
-------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2002 Portfolio            0.25%          0.95%           0.00%                1.20%
-------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2006 Portfolio            0.25%          0.91%           0.00%                1.16%
-------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2010 Portfolio            0.25%          1.17%           0.00%                1.42%
-------------------------------------------------------------------------------------------------------------------
Value Stock Portfolio                              0.50%          0.09%           0.25%                0.84%
-------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                      0.70%          0.27%           0.25%                1.22%
-------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio                              0.60%          0.35%           0.25%                1.20%
-------------------------------------------------------------------------------------------------------------------
Index 400 Mid-Cap Portfolio                        0.15%          0.27%           0.25%                0.67%
-------------------------------------------------------------------------------------------------------------------
Macro-Cap Value Portfolio                          0.50%          0.45%           0.25%                1.20%
-------------------------------------------------------------------------------------------------------------------
Micro-Cap Growth Portfolio                         0.95%          0.20%           0.25%                1.40%
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities Portfolio                   0.60%          0.74%           0.25%                1.59%
-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUND(2):
AIM V.I. Aggressive Growth Fund -- Series II
Shares                                             0.80%          0.41%           0.25%                1.46%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund -- Series II Shares         0.75%          0.37%           0.25%                1.37%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund -- Series
II Shares                                          0.85%          0.59%           0.25%                1.69%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series II
Shares                                             0.60%          0.25%           0.25%                1.10%
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class II Shares         0.70%          0.00%           0.25%                0.95%
-------------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund -- Class II Shares(3)             0.90%          0.00%           0.25%                1.15%
-------------------------------------------------------------------------------------------------------------------
VP Value Fund -- Class II Shares(3)                0.86%          0.00%           0.25%                1.11%
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST(4):
Global Post-Venture Capital Portfolio              1.25%          0.36%           0.00%                1.61%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS(5):
Contrafund(R) Portfolio -- Service Class 2
Shares                                             0.58%          0.11%           0.25%                0.94%
-------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio -- Service Class 2
Shares                                             0.48%          0.11%           0.25%                0.84%
-------------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio -- Service Class 2 Shares        0.58%          0.11%           0.25%                0.94%
-------------------------------------------------------------------------------------------------------------------

                                                 MANAGEMENT      OTHER         DISTRIBUTION      TOTAL ANNUAL FUND
                                                 FEE             EXPENSES      (12B-1) FEES      OPERATING EXPENSES
                                                                                                 WITHOUT WAIVERS
                                                                                                 OR REDUCTIONS
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST:
Franklin Large Cap Growth Securities Fund --
Class 2 Shares(6)(7)                               0.75%          0.03%           0.25%                1.03%
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 Shares(6)(8)    0.53%          0.31%           0.25%                1.09%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
Shares(6)                                          0.60%          0.19%           0.25%                1.04%
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
Class 2 Shares(6)                                  1.25%          0.32%           0.25%                1.82%
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class
2 Shares(6)                                        0.61%          0.20%           0.25%                1.06%
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares               0.65%          0.01%           0.25%                0.91%
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio -- Service
Shares                                             0.65%          0.01%           0.25%                0.91%
-------------------------------------------------------------------------------------------------------------------
International Growth Portfolio -- Service
Shares                                             0.65%          0.06%           0.25%                0.96%
-------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST (SM):
Investors Growth Stock Series -- Service
Shares(9)(10)                                      0.75%          0.17%           0.25%                1.17%
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Series -- Service
Shares(9)(10)(11)                                  0.75%          0.20%           0.25%                1.20%
-------------------------------------------------------------------------------------------------------------------
New Discovery Series -- Service
Shares(9)(10)(11)                                  0.90%          0.19%           0.25%                1.34%
-------------------------------------------------------------------------------------------------------------------
Value Series -- Service Shares(9)(10)(11)          0.75%          0.44%           0.25%                1.44%
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS(12):
Capital Appreciation Fund -- Service Shares        0.64%          0.02%           0.25%                0.91%
-------------------------------------------------------------------------------------------------------------------
High Income Fund -- Service Shares                 0.74%          0.07%           0.25%                1.06%
-------------------------------------------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.(12):
International Growth Fund -- Service Shares        1.00%          0.05%           0.25%                1.30%
-------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST(13):
Putnam V.T. Growth and Income Fund -- Class IB
Shares                                             0.46%          0.04%           0.25%                0.75%
-------------------------------------------------------------------------------------------------------------------
Putnam V.T. International Growth -- Class IB
Shares                                             0.76%          0.18%           0.25%                1.19%
-------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Opportunities Fund -- Class IB
Shares                                             0.52%          0.05%           0.25%                0.82%
-------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Value Fund -- Class IB Shares      0.70%          0.09%           0.25%                1.04%
-------------------------------------------------------------------------------------------------------------------
Putnam V.T. Voyager Fund -- Class IB Shares        0.51%          0.05%           0.25%                0.81%
-------------------------------------------------------------------------------------------------------------------



 (1)Advantus Capital is voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .65% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specified period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.



 (2)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense or short sales, extraordinary items and increases in expenses due to expense offset arrangements if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Operating Expenses to 1.45%.



 (3)The portfolio has a stepped fee schedule. As a result, the portfolio's management fee generally decreases as portfolio assets increase.

 (4)The fund's manager has voluntarily agreed to reimburse expenses of .21%. This arrangement may be discontinued by the fund's manager at any time.



 (5)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



 (6)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



 (7)The Fund administration fee is paid indirectly through the management fee.



 (8)The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and the Securities and Exchange Commission. With this reduction, the net annual fund operating expenses are estimated to be 1.01%.



 (9)Each Series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



(10)Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, 'Net Expenses' would be lower, and for service class shares would be estimated to be:



       1.15% for Investors Growth Stock Series



       1.15% for Mid Cap Growth Series



       1.30% for New Discovery Series



       1.15% for Value Series



(11)MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.



(12)Effective May 1, 2002, the rate of deduction for the Fund's 12b-1 Distribution and Service Plan for service shares will increase from 0.15% to 0.25% of average net assets.



(13)Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT CHARGES


You would pay the following expenses on a $1,000 investment assuming:


(1)5% annual return,


(2)redemption at the end of each time period,


(3)removal of any annual amount not subject to contingent deferred sales charge,


(4)current annual separate account expenses totalling 1.40%, and


(5)annual contract fee.



                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
ADVANTUS SERIES FUND, INC.:

Growth Portfolio                     $ 99      $146       $185        $296          $42       $128       $215        $439
---------------------------------------------------------------------------------------------------------------------------
Bond Portfolio                       $ 97      $142       $178        $283          $41       $124       $208        $427
---------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio               $ 97      $141       $177        $280          $41       $123       $207        $424
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio           $ 98      $143       $180        $286          $41       $125       $210        $430
---------------------------------------------------------------------------------------------------------------------------
Mortgage Securities Portfolio        $ 97      $142       $179        $284          $41       $124       $209        $428
---------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio                  $ 95      $137       $169        $266          $39       $119       $200        $412
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio       $ 99      $148       $188        $301          $43       $130       $218        $443
---------------------------------------------------------------------------------------------------------------------------
International Stock Portfolio        $101      $153       $196        $316          $45       $134       $225        $457
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio       $101      $153       $196        $316          $45       $134       $225        $457
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2002
Portfolio                            $ 98      $154       $202        $332          $41       $136       $231        $472
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2006
Portfolio                            $ 98      $154       $200        $329          $41       $135       $230        $469
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2010
Portfolio                            $ 98      $159       $210        $350          $41       $140       $239        $486
---------------------------------------------------------------------------------------------------------------------------
Value Stock Portfolio                $100      $149       $190        $305          $43       $131       $219        $447
---------------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio        $102      $159       $207        $337          $46       $140       $236        $476
---------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio                $103      $160       $207        $336          $47       $141       $236        $475
---------------------------------------------------------------------------------------------------------------------------
Index 400 Mid-Cap Portfolio          $ 98      $144       $181        $289          $42       $126       $212        $433
---------------------------------------------------------------------------------------------------------------------------
Macro-Cap Value Portfolio            $102      $158       $206        $335          $46       $140       $235        $475
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Growth Portfolio           $104      $165       $215        $353          $48       $146       $244        $491
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Portfolio     $101      $165       $220        $365          $45       $147       $248        $502
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUND:
Aggressive Growth Fund -- Series
II Shares                            $106      $167       $219        $358          $49       $148       $247        $495
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Series II
Shares                               $105      $165       $215        $351          $48       $146       $243        $489
---------------------------------------------------------------------------------------------------------------------------
Dent Demographic Trends Fund --
Series II Shares                     $106      $172       $227        $376          $49       $152       $255        $512
---------------------------------------------------------------------------------------------------------------------------
Premier Equity Fund -- Series II
Shares                               $102      $157       $202        $328          $46       $138       $231        $468
---------------------------------------------------------------------------------------------------------------------------

                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class
II Shares                            $101      $152       $195        $314          $44       $134       $224        $456
---------------------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund -- Class II
Shares                               $103      $158       $204        $332          $46       $139       $233        $471
---------------------------------------------------------------------------------------------------------------------------
VP Value Fund -- Class II Shares     $102      $157       $202        $328          $46       $138       $232        $468
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
Global Post-Venture Capital
Portfolio                            $105      $170       $224        $369          $49       $150       $252        $506
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS:
Contrafund(R) Portfolio --
Service Class 2 Shares               $101      $152       $194        $455          $44       $134       $224        $455
---------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio --
Service Class 2 Shares               $100      $149       $190        $305          $43       $131       $219        $447
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio -- Service
Class 2 Shares                       $101      $152       $194        $313          $44       $134       $224        $455
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth
Securities Fund -- Class 2
Shares                               $101      $155       $199        $321          $45       $136       $228        $462
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class
2 Shares                             $101      $156       $201        $326          $45       $137       $230        $466
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
Class 2 Shares                       $101      $155       $199        $322          $45       $136       $228        $463
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund -- Class 2
Shares                               $109      $177       $235        $388          $53       $158       $263        $522
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund -- Class 2
Shares                               $102      $156       $200        $324          $45       $137       $229        $464
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio -- Service
Shares                               $100      $151       $193        $311          $44       $133       $223        $452
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio
--Service Shares                     $100      $151       $193        $311          $44       $133       $223        $452
---------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio
--Service Shares                     $101      $153       $195        $315          $44       $134       $225        $456
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST (SM):
Investors Growth Stock Series --
Service Shares                       $103      $159       $205        $333          $46       $140       $234        $473
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Series -- Service
Shares                               $103      $159       $206        $336          $48       $140       $235        $475
---------------------------------------------------------------------------------------------------------------------------
New Discovery Series -- Service
Shares                               $104      $163       $213        $348          $46       $144       $242        $486
---------------------------------------------------------------------------------------------------------------------------
Value Series -- Service Shares       $103      $164       $215        $355          $46       $145       $244        $492
---------------------------------------------------------------------------------------------------------------------------

                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
OPPENHEIMER VARIABLE ACCOUNT
FUNDS:
Capital Appreciation Fund --
Service Shares                       $ 94      $133       $162        $248          $44       $133       $223        $452
---------------------------------------------------------------------------------------------------------------------------
High Income Fund -- Service
Shares                               $ 96      $137       $169        $261          $45       $137       $229        $464
---------------------------------------------------------------------------------------------------------------------------
PANORAMA SERIES FUND INC.:
International Growth Fund --
Service Shares                       $ 98      $144       $181        $283          $48       $144       $240        $483
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST:
Putnam V.T. Growth and Income
Fund -- Class IB Shares              $ 99      $146       $185        $296          $42       $128       $215        $439
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. International
Growth -- Class IB Shares            $103      $159       $206        $335          $47       $141       $235        $475
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Opportunities
Fund -- Class IB Shares              $ 99      $149       $189        $303          $43       $130       $218        $445
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Value Fund --
Class IB Shares                      $101      $155       $199        $322          $45       $136       $228        $463
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. Voyager Fund --
Class IB Shares                      $ 99      $148       $188        $302          $43       $130       $218        $444
---------------------------------------------------------------------------------------------------------------------------



This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser.

CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM POSSIBLE CHARGES


You would pay the following expenses on a $1,000 investment assuming:


(1)5% annual return,


(2)redemption at the end of each time period,


(3)surrender amounts reflect any annual amount that may be excluded from contingent deferred sales charge,


(4)maximum annual separate account expenses totalling 1.80%, and


(5)annual contract fee.



                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
ADVANTUS SERIES FUND, INC.:

Growth Portfolio                     $103      $158       $204        $332          $46       $139       $233        $471
---------------------------------------------------------------------------------------------------------------------------
Bond Portfolio                       $101      $154       $197        $319          $45       $135       $227        $460
---------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio               $101      $153       $196        $316          $45       $134       $225        $457
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio           $101      $155       $199        $322          $45       $136       $228        $463
---------------------------------------------------------------------------------------------------------------------------
Mortgage Securities Portfolio        $101      $154       $198        $320          $45       $136       $227        $460
---------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio                  $ 99      $149       $189        $303          $43       $130       $218        $445
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio       $103      $160       $207        $336          $47       $141       $236        $475
---------------------------------------------------------------------------------------------------------------------------
International Stock Portfolio        $105      $165       $215        $351          $48       $146       $243        $489
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio       $105      $165       $215        $351          $48       $146       $243        $489
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2002
Portfolio                            $102      $166       $221        $366          $45       $147       $249        $503
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2006
Portfolio                            $102      $165       $219        $363          $45       $146       $248        $500
---------------------------------------------------------------------------------------------------------------------------
Maturing Government Bond 2010
Portfolio                            $102      $170       $229        $383          $45       $151       $257        $518
---------------------------------------------------------------------------------------------------------------------------
Value Stock Portfolio                $103      $161       $209        $340          $47       $142       $237        $479
---------------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio        $106      $171       $225        $371          $50       $152       $253        $507
---------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio                $107      $171       $225        $370          $51       $152       $253        $506
---------------------------------------------------------------------------------------------------------------------------
Index 400 Mid-Cap Portfolio          $102      $156       $201        $325          $46       $137       $230        $465
---------------------------------------------------------------------------------------------------------------------------
Macro-Cap Value Portfolio            $106      $170       $224        $369          $49       $151       $252        $505
---------------------------------------------------------------------------------------------------------------------------
Micro-Cap Growth Portfolio           $108      $176       $234        $386          $52       $157       $262        $521
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Portfolio     $105      $177       $238        $398          $49       $158       $266        $532
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUND:
Aggressive Growth Fund -- Series
II Shares                            $110      $178       $237        $391          $53       $159       $265        $525
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund -- Series II
Shares                               $109      $176       $233        $384          $52       $157       $261        $519
---------------------------------------------------------------------------------------------------------------------------
Dent Demographic Trends Fund --
Series II Shares                     $110      $183       $245        $408          $53       $163       $273        $541
---------------------------------------------------------------------------------------------------------------------------
Premier Equity Fund -- Series II
Shares                               $106      $168       $221        $362          $50       $149       $249        $499
---------------------------------------------------------------------------------------------------------------------------

                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.:
VP Income & Growth Fund -- Class
II Shares                            $105      $164       $214        $349          $48       $145       $242        $487
---------------------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund -- Class II
Shares                               $107      $170       $223        $366          $50       $151       $251        $502
---------------------------------------------------------------------------------------------------------------------------
VP Value Fund -- Class II Shares     $106      $169       $221        $363          $50       $150       $249        $499
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
Global Post-Venture Capital
Portfolio                            $109      $181       $242        $402          $53       $162       $269        $535
---------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS:
Contrafund(R) Portfolio --
Service Class 2 Shares               $104      $164       $213        $486          $48       $145       $242        $486
---------------------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio --
Service Class 2 Shares               $103      $161       $209        $340          $47       $142       $237        $479
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio -- Service
Class 2 Shares                       $104      $164       $213        $348          $48       $145       $242        $486
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Large Cap Growth
Securities Fund -- Class 2
Shares                               $105      $166       $217        $356          $49       $147       $246        $493
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class
2 Shares                             $105      $167       $219        $360          $49       $148       $248        $497
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
Class 2 Shares                       $105      $167       $218        $357          $49       $148       $246        $494
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
Securities Fund -- Class 2
Shares                               $113      $189       $253        $420          $57       $169       $280        $551
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
Allocation Fund -- Class 2
Shares                               $106      $167       $219        $358          $49       $148       $247        $496
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio -- Service
Shares                               $104      $163       $212        $346          $48       $144       $241        $484
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
Portfolio -- Service Shares          $104      $163       $212        $346          $48       $144       $241        $484
---------------------------------------------------------------------------------------------------------------------------
International Growth
Portfolio -- Service Shares          $105      $164       $214        $350          $48       $145       $243        $488
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST(SM):
Investors Growth Stock Series --
Service Shares                       $107      $170       $224        $367          $50       $151       $252        $504
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Series -- Service
Shares                               $107      $171       $225        $370          $50       $152       $253        $506
---------------------------------------------------------------------------------------------------------------------------
New Discovery Series -- Service
Shares                               $108      $175       $231        $381          $52       $156       $259        $516
---------------------------------------------------------------------------------------------------------------------------
Value Series -- Service Shares       $107      $175       $234        $388          $50       $156       $262        $522
---------------------------------------------------------------------------------------------------------------------------

                                    IF YOU SURRENDERED YOUR                        IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                     THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                         DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
OPPENHEIMER VARIABLE ACCOUNT
FUNDS:
Capital Appreciation Fund --
Service Shares                       $ 98      $144       $181        $284          $48       $144       $241        $484
---------------------------------------------------------------------------------------------------------------------------
High Income Fund -- Service
Shares                               $100      $149       $188        $297          $49       $148       $247        $496
---------------------------------------------------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.:
International Growth Fund --
Service Shares                       $102      $156       $199        $317          $52       $155       $258        $514
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST:
Putnam V.T. Growth and Income
Fund -- Class IB Shares              $103      $158       $204        $332          $46       $139       $233        $471
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. International
Growth -- Class IB Shares            $107      $171       $225        $369          $51       $152       $253        $505
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Opportunities
Fund -- Class IB Shares              $103      $160       $208        $338          $47       $141       $237        $477
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. New Value Fund --
Class IB Shares                      $105      $167       $218        $357          $49       $148       $246        $494
---------------------------------------------------------------------------------------------------------------------------
Putnam V.T. Voyager Fund --
Class IB Shares                      $103      $160       $207        $337          $47       $141       $236        $476
---------------------------------------------------------------------------------------------------------------------------



This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.


CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing. Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. The death benefit payable to the beneficiary upon the death of the contract owner or annuitant, if applicable, if the contract owner or annuitant dies prior to his or her 80th birthday, during the accumulation period is equal to the greater of:

     -  the accumulation value payable at death; or

     - the total amount of your purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments or withdrawals.

If the contract owner or annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to age 80, adjusted for any withdrawals.

The "stepped-up value" will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the oldest owner or annuitant, if applicable.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

     -  a life annuity;

     - a life annuity with a period certain of 120 months, 180 months or 240 months;

     -  a joint and last survivor annuity; and

     -  a period certain annuity.

Each annuity option may be elected as a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are a life insurance
company.
We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual

Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

The Variable Annuity
Account is one of our
separate accounts.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

Each of the sub-
accounts of the Variable
Annuity Account invests
in a different Fund
Portfolio.
The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Growth Portfolio                                  Advantus Capital Management, Inc.
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Asset Allocation Portfolio                        Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 International Stock Portfolio                     Advantus Capital Management, Inc     Templeton Investment Counsel,
                                                                                        LLC
 Small Company Growth Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 Maturing Government Bond Portfolio - 2002,        Advantus Capital Management, Inc.
   2006, 2010
 Value Stock Portfolio                             Advantus Capital Management, Inc.
 Small Company Value Portfolio                     Advantus Capital Management, Inc.    State Street Research &
                                                                                        Management Company
 Global Bond Portfolio                             Advantus Capital Management, Inc     Julius Baer Investment
                                                                                        Management Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Macro-Cap Value Portfolio                         Advantus Capital Management, Inc.    J.P. Morgan Investment
                                                                                        Management Inc.
 Micro-Cap Growth Portfolio                        Advantus Capital Management, Inc     Wall Street Associates
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 A I M VARIABLE INSURANCE FUND:
 Aggressive Growth Fund - Series II Shares         A I M Advisors, Inc.
 Balanced Fund - Series II Shares                  A I M Advisors, Inc.
 Dent Demographic Trends Fund - Series II          A I M Advisors, Inc.
   Shares
 Premier Equity Fund - Series II Shares            A I M Advisors, Inc.
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 CREDIT SUISSE TRUST:
 Global Post-Venture Capital Portfolio             Credit Suisse Asset Management,
                                                   LLC

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 Templeton Global Asset Allocation Fund - Class    Templeton Investment Counsel, LLC    Franklin Advisers, Inc.
   2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares        OppenheimerFunds, Inc.
 High Income Fund - Service Shares                 OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares        OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam V.T. Growth and Income Fund - Class IB     Putnam Investment Management, LLC
   Shares
 Putnam V.T. International Growth - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam V.T. New Opportunities Fund - Class IB     Putnam Investment Management, LLC
   Shares
 Putnam V.T. New Value Fund - Class IB Shares      Putnam Investment Management, LLC
 Putnam V.T. Voyager Fund - Class IB Shares        Putnam Investment Management, LLC

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We may change the
Portfolios offered under
the contract.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

A. DEFERRED SALES CHARGE

A deferred sales charge
may apply.
No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts. The amount of the deferred sales charge is determined from the percentages shown in the table below. The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments we received within seven years of the date of the withdrawal or surrender.

The applicable deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT            CHARGE
----------------------------            ------
            0-1                           7%
            1-2                           7%
            2-3                           6%
            3-4                           5%
            4-5                           4%
            5-6                           3%
            6-7                           2%
      7 and thereafter                    0%

The amount of the deferred sales charge is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the deferred sales charge from all purchase payments so calculated. This amount is then deducted from your accumulation value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a deferred sales load, if the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawn amount deducted from the accumulation value will equal $1,075.27.

The deferred sales charge will not apply to:

     - amounts withdrawn in any calendar year that are less than or equal to the greater of: (1) accumulation value less purchase payments not previously withdrawn; or (2) 10% of the sum of purchase payments not previously withdrawn that have been received by us within seven years of withdrawal;

     -  any amounts withdrawn to pay the contract fee;

     - amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable;

     -  amounts applied to provide annuity payments under an annuity option;

     - amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

     - certain amounts of a contract's accumulation value withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details);

     - a surrender or withdrawal requested any time after the first contract anniversary when benefits are payable due to a qualifying confinement in a hospital or medical care facility as described below; or

     - a surrender or withdrawal requested any time after the first contract anniversary in the event that benefits are payable because of the diagnosis of a terminal illness as described below.

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a deferred sales charge. (This benefit is not available in Massachusetts.) The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     -  prescribed by a licensed Physician in writing; and

     - based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a deferred sales charge. A terminal illness for this purpose is a condition which:

     -  is diagnosed by a licensed Physician; and

     - is expected to result in death within 12 months for 80% of diagnosed cases (except for Pennsylvania where the 80% limitation does not apply).

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means:

     - a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and

     - not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

In certain states (for example New Jersey or Texas) a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness; may be made immediately after contract issue (rather than after the first contract anniversary). Please see your contract for the applicable provision in your state.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed subject to the provisions of this contract, there will be a one year waiting period before the new owner or annuitant is eligible for these benefits.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

We pay broker-dealers to
sell the contracts.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 5.75% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and education purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume mortality risk under the contract by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses.

The mortality and
expense risk charge is
1.25%, but we may
increase it to 1.40%.
For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25% of net asset value. We reserve the right to increase the charge to not more than 1.40% on an annual basis. Certain states, such as Maryland, limit our ability to increase this charge. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Funds for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of .15% of the net asset value of the Variable Annuity Account. We reserve the right to increase this administrative charge to an annual rate of not more than .40%. Certain states, such as Maryland, limit our ability to increase this charge.

Because the charge is designed to cover administrative expenses, it is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

D. CONTRACT FEE

We charge a contract fee for maintaining the records and documents with each contract. This fee is the lesser of $30 or 2% of accumulation value at the end of the contract year. The contract fee will apply when the greater of either:


     -  accumulation value or


     -  purchase payments, less withdrawals,

is less than $50,000 at the end of the contract year.


The fee is deducted on the contract anniversary pro rata from the General Account and Separate Account values, except in Washington and South Carolina where it is deducted only from the Separate Account values.


E. PREMIUM TAXES


Deduction for any applicable state premium taxes may be made from each purchase payment or when an annuity begins. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.


F. TRANSACTION CHARGES


There currently is no charge for any transfer. However, we reserve the right to charge up to $10, for the second and subsequent transfers in any calendar month.


EXCHANGE OFFER

Certain owners of fixed or variable annuity contracts issued by us may exchange an existing annuity contract for this contract. Contracts which may be exchanged under the terms of this offer include:

     - Most fixed annuity contracts issued by us or Ministers Life Insurance Company

     -  Variable annuity contracts issued by our Variable Fund D

     - Most of the MultiOption variable annuity contracts with a contingent deferred sales charge

If you own a fixed annuity contract ("Fixed Contract") and wish to exchange it for the MultiOption Achiever ("New Contract"), no deferred sales charge will be assessed at the time of the exchange. The surrender charge in your New Contract will be based on the amount of time remaining on your old Fixed Contract's surrender charge schedule.

If you own a MultiOption Annuity- Flexible or Single Payment, MultiOption Annuity Select, or a variable annuity contract issued by our Variable Fund D, (referred to collectively as "Old Contracts"), no deferred sales charge will be assessed when you exchange to the MultiOption Achiever contract ("New Contract"). Rather, in computing the surrender charge for your New Contract, we will treat all of your purchase payments to your Old Contract as if they had been made to your New Contract on the date of the very first purchase payment to the Old Contract.

Other important considerations that apply to all exchanges under this offer include:

- If you surrender your new MultiOption Achiever contract, the deferred sales charge may be higher or lower than under your old contract.

- Amounts exchanged into this contract WILL NOT BE treated as "purchase payments" for the Wealthbuilder Credit. No amount exchanged will be entitled to the Wealthbuilder Credit. Subsequent purchase payments, after the date of exchange, will be entitled to any Wealthbuilder Credit applicable under the program at the time of these payments.

- The entire amount exchanged WILL BE treated as a "purchase payment" to calculate the amounts not subject to a contingent deferred sales charge on withdrawal, otherwise known as the "free-out amount." Therefore if you are taking systematic withdrawals or amounts out of your contract to satisfy required minimum distributions for example, you need to consider this carefully as it may impact the charges imposed on your withdrawals.

- The entire amount exchanged will be treated as a "purchase payment" for purposes of the death benefit calculation.


- To make an exchange, you need to complete an application for this contract and an Annuity Exchange Authorization form. You must also return your existing contract to us.



You should review both the terms of your Old Contract and this Prospectus and carefully consider whether an exchange of your Old Contract is right for you. While this contract may provide new and beneficial product features to you, it also may have new or higher charges or fees than your existing contract. We reserve the right to modify or terminate this exchange offer at any time.


VOTING RIGHTS

You can instruct us how
to vote Fund shares.
We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract is a flexible
payment variable
annuity.
The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contract

We issue the contract to
you and you select the
annuitant.
The contract is issued to you, the contract owner named in the application. You may be the annuitant or you may specify someone else to be the annuitant.

3. Modification of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. Purchase payments must be at least $2,000. This minimum may not apply under certain automatic or group payment plans, or if other retirement plan limitations apply. There may also be limits on the maximum contributions to retirement plans that qualify for special tax treatment. Certain states may also impose limitations on the timing or frequency of purchase payments. For example, in the State of Oregon your initial purchase payment must be at least $5,000.

There is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

     - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

     - you do not consent to our retention of your initial payment until the application is made complete.

You cannot pay more
than $5 million unless
we consent.
Total purchase payments under the contract may not exceed $5,000,000, except with our consent.

The contract permits us to cancel your contract, and pay you its accumulation value if:

We may cancel your
contract if you stop
making payments and
have a small
accumulation value.
     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

6. Deferment of Payment

We normally pay lump
sum payments within
7 days, but may delay
payments in certain
circumstances.
We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

     - the mortality table specified in the contract, which reflects the age of the annuitant,

     -  the type of annuity payment option you select, and

     -  the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund you select.

2. Electing the Retirement Date and Form of Annuity

Each of the annuity
options is available on a
fixed, variable or
combination fixed and
variable basis.
The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

     -  the 85th birthday of the annuitant, or

     -  seven years after the date of issue of the contract.


You tell us when to begin
making annuity
payments to the
annuitant.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If the first monthly annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract is $1,000,000.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.


OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the General Account.


If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Determination of Amount of First Monthly Annuity Payment

The amount of your
first annuity payment
depends on the age of
the annuitant and
the annuity option
you select.
The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Individual Annuity 1983 Table A female mortality rates with an age setback of one year and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

     -  .996338, and

     - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

You may change
Portfolios in the annuity
period, subject to some
restrictions.
During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Annuity payments must have been in effect for a period of 12 months before a change may be made.

     -  Such transfers can be made only once every 12 months.

     - We must receive the written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant, if it occurs prior to the date that annuity payments have started. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

If the owner or the annuitant, if applicable, dies prior to his or her 80th birthday, the death benefit is the greater of:

     -  accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments and proportionately for withdrawals occurring thereafter. The definition of this "stepped-up value" is described below.

If the contract owner or the annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last stepped-up value prior to the date of death, adjusted proportionately for any withdrawals occurring thereafter.

The stepped-up value will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the owner or the annuitant, if applicable. The stepped-up value is the greater of: (a) accumulation value on that contract anniversary; or (b) the previous stepped-up value adjusted proportionately for any withdrawals occurring thereafter and adjusted for any contributions up to age 80. Where joint owners exist, there will be no further stepped-up values after the 80th birthday of the oldest joint owner. After the death of the first joint owner, stepped-up values may resume on the next contract anniversary that is an exact multiple of three providing the surviving joint owner continues the contract and has not yet reached his or her 80th birthday.

If there are joint owners of the contract, at the death of the first owner, there will be no death benefit adjustment to the accumulation value, if the surviving owner elects to continue the contract.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there will be no adjustment to the accumulation value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after the death.

If the annuitant dies after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

To illustrate the death benefit, if you die before annuity payments begin, assume a contract is issued to an owner at age 63. A single purchase payment of $10,000 is made.

On the third contract anniversary (owner age 66), the stepped-up value is determined to be $12,000, the accumulation value on that contract anniversary. The death benefit at this point in time is $12,000 since the death benefit is the greater of accumulation value ($12,000), purchase payments less withdrawals ($10,000), or the last stepped up value adjusted for any withdrawals ($12,000).

Stepped-up values and death benefits for the sixth, ninth, twelfth, and fifteenth contract anniversaries are calculated in a similar fashion and are shown in the table below. On the eighteenth contract anniversary, the death benefit is not stepped-up since there are no further stepped-up values after the 80(th) birthday of the owner.

 CONTRACT           PURCHASE PAYMENTS   ACCUMULATION    STEPPED-UP      DEATH
ANNIVERSARY   AGE   LESS WITHDRAWALS       VALUE       DEATH BENEFIT   BENEFIT
-----------   ---   -----------------   ------------   -------------   -------
     0        63         10,000            10,000            n/a       10,000
     3        66         10,000            12,000         12,000       12,000
     6        69         10,000            16,000         16,000       16,000
     9        72         10,000            18,000         18,000       18,000
    12        75         10,000            14,000         18,000       18,000
    15        78         10,000            22,000         22,000       22,000
    18        81         10,000            24,000         22,000       24,000

                              MULTIOPTION ACHIEVER
                           DEATH BENEFIT ILLUSTRATION

                              [PERFORMANCE GRAPH]


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the contract.



Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocations will be treated as incomplete.

Initial purchase payments
are credited within
2 business days of our
receipt of a complete
application.
If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears your application cannot be completed within five business days, unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

Subsequent purchase
payments are credited on
the day we receive them,
or on the next business
day if they arrive late in
the day.
We will determine the value of accumulation units on each day on which each Portfolio is valued. The net asset value of the Funds' shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently, 3:00 p.m., Central time), on each day, Monday through Friday, except:

     - days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of that Fund's shares,


     - days during which none of that Funds' shares are tendered for redemption and no order to purchase or sell that Funds' shares is received by that Fund, and


     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

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

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers


Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or, via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.


Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.


We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.


During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.


One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account or in the Advantus Fund Maturing Government Bond Portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).



Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.



We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying Funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contract either us or your registered representative via Internet email. Please remember that an email is not a valid substitute for a written request that requires your signature.


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

3. MultiOption Wealthbuilder Credit

If you make very large
purchase payments we
may credit your contract
with extra values
("Wealthbuilder Credits").

Where allowed by law, we reserve the right to credit certain additional amounts ("Wealthbuilder Credit") to your contract if you make large purchase payments. We pay for your Wealthbuilder Credit with funds from our General Account. We reserve the right to modify, suspend or terminate this Wealthbuilder Credit program at any time, or from time to time, without notice.


The current breakpoints for qualifying for a Wealthbuilder Credit are shown below. Also shown is the value of the Wealthbuilder Credit as a percentage of your purchase payment.

                                 WEALTHBUILDER CREDIT AS A
   PURCHASE PAYMENT          PERCENTAGE OF THE PURCHASE PAYMENT
   ----------------          ----------------------------------
$        0- 499,999                        0.000%
   500,000- 749,999                        0.375
   750,000- 999,999                        0.750
 1,000,000-1,499,999                       1.125
 1,500,000-1,999,999                       1.500
 2,000,000-2,499,999                       1.875
 2,500,000-2,999,999                       2.250
 3,000,000-3,999,999                       2.625
 4,000,000-5,000,000                       3.000

Wealthbuilder Credits
may have tax
consequences.
Your Wealthbuilder Credit is added the next business day after your purchase payments are allocated to your contract, and is allocated to the investment options in the same manner as the purchase payment. If you exercise your right to return your contract under the free look provision, the value of any Wealthbuilder Credit as of the date your contract is cancelled will be deducted from your accumulated value prior to determining the amount to be returned to you. This means that any loss attributable to the Wealthbuilder Credit amount will be borne by Minnesota Life if cancelled during the free look period. Similarly, the gain, if any attributable to the Wealthbuilder Credit amount, will be recaptured by Minnesota Life in the event of cancellation during the free look period.

We do not consider the Wealthbuilder Credit to be part of your "investment in the contract" for income tax purposes (see "Federal Tax Status"). Generally, Wealthbuilder Credit will be treated as gain upon distribution. Wealthbuilder Credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").

Each time a new purchase payment is made, a new Wealthbuilder Credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new Wealthbuilder Credit equals the percentage from the table multiplied by the amount of the new purchase payment only.


Notwithstanding the preceding formula, purchase payments received within 60 days of the contract issue date (or prior to annuitization if earlier) will be treated as a single purchase payment to determine if an additional Wealthbuilder Credit may apply. We will re-calculate the Wealthbuilder Credit the earlier of your annuitization date or 60 days after the contract issue date. At that time we will aggregate all purchase payments received to date, less any purchase payments withdrawn, and treat those purchase payments as if they were all received as a single purchase payment. Any additional Wealthbuilder Credit amount that may be due as a result of this re-calculation will be added the next business day. Purchase payments received after this time will continue to be calculated according to the formula preceding this paragraph.


4. Value of the Contract

Your contract's
accumulation value
varies with the
performance of the
Portfolios you select and
is not guaranteed.
The accumulation value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of these units and then adding the values so calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units in your contract, the current value of each accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum and a deduction for the administration charge at the current rate of .15% per annum.

The gross investment rate is equal to:

     - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

     - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender


Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: 1-651-665-7942. There are risks associated with not requiring original signatures in order to disburse contract owner monies. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.


Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. We will waive the applicable dollar amount limitation:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - the withdrawal is requested because of an excess contribution to a tax-qualified contract.


Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals including systematic withdrawals, will be made from the sub-accounts on a pro rata basis. Please note that you can only make pro rata withdrawals from 20 sub-accounts on systematic withdrawals.


Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

2. Right of Cancellation

You can cancel your
contract within 10 days
of receiving it and we
will refund you the
greater of your
accumulation value or
your purchase payments.
You should read your contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

     -  the accumulation value of the contract, or

     -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) with the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.


Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     -  where the taxpayer is 59 1/2 or older,

     -  where payment is made on account of the taxpayer's disability, or

     -  where payment is made by reason of the death of the owner, and

     -  in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.


For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:


     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.



The requirements of (b) above will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

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

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     -  contributions in excess of specified limits;

     -  distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

STATUS OF OPTIONAL DEATH BENEFIT RIDERS UNDER INDIVIDUAL RETIREMENT ANNUITIES



Under the Code, Individual Retirement Accounts may not invest in life insurance contracts. Regulations issued by the Treasury Department provide that death benefits under Individual Retirement Accounts do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the Individual Retirement Account. These regulations, which were issued in 1980, have not been changed to reflect the more restrictive definition of the term "life insurance contract" that is contained in Section 7702 of the Code, that was enacted in 1984.



In certain circumstances, the death benefit payable under the contract may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the contract. However, none of the death benefits will be life insurance contracts under either the insurance laws of the states in which the contract is filed or under Section 7702 of the Code. Although Minnesota Life believes the death benefit payable under the contract should not be considered to be a life insurance benefit and should be a permitted feature of an Individual Retirement Annuity, we can give no assurance that the IRS will approve the use of the contract as an Individual Retirement Annuity. Assertion by the IRS that the contract provides prohibited life insurance benefits could result in the taxation of the entire balance of the contract and the imposition of the 10% penalty tax on those amounts. You should consult a qualified tax adviser before purchasing the contract as an Individual Retirement Annuity.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.



The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:


     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more;

     -  a required minimum distribution;

     -  a hardship distribution; or

     -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA


From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the underlying Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the period from the inception of each to December 31, 2001. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.



                                                                 2001          2000           1999
                                                                 ----          ----           ----
GROWTH SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.90    $      1.17    $     1.00(a)
  Unit value at end of period...............................  $     0.67    $      0.90    $     1.17
  Number of units outstanding at end of period..............  17,789,554     11,996,641     1,608,959
BOND SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.09    $      1.00    $     1.00(a)
  Unit value at end of period...............................  $     1.16    $      1.09    $     1.00
  Number of units outstanding at end of period..............  15,745,921      6,623,899       765,852
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.06    $      1.01    $     1.00(a)
  Unit value at end of period...............................  $     1.08    $      1.06    $     1.01
  Number of units outstanding at end of period..............  18,083,995     13,677,970     3,372,875
ASSET ALLOCATION SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.98    $      1.10    $     1.00(a)
  Unit value at end of period...............................  $     0.83    $      0.98    $     1.10
  Number of units outstanding at end of period..............  24,352,253     21,254,044     3,296,125
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.11    $      1.00    $     1.00(a)
  Unit value at end of period...............................  $     1.19    $      1.11    $     1.00
  Number of units outstanding at end of period..............  23,580,046      9,161,060       989,073
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.97    $      1.09    $     1.00(a)
  Unit value at end of period...............................  $     0.84    $      0.97    $     1.09
  Number of units outstanding at end of period..............  25,641,202     17,088,669     2,038,959
CAPITAL APPRECIATION SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.13    $      1.27    $     1.00(a)
  Unit value at end of period...............................  $     0.84    $      1.13    $     1.27
  Number of units outstanding at end of period..............   7,632,051      5,285,592       602,909
INTERNATIONAL STOCK SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.06    $      1.07    $     1.00(a)
  Unit value at end of period...............................  $     0.93    $      1.06    $     1.07
  Number of units outstanding at end of period..............   9,578,861      6,236,385       888,642
SMALL COMPANY GROWTH SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.23    $      1.40    $     1.00(a)
  Unit value at end of period...............................  $     1.03    $      1.23    $     1.40
  Number of units outstanding at end of period..............   7,844,387      5,613,218       503,561
MATURING GOVERNMENT BOND 2002 SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.07    $      1.00    $     1.00(a)
  Unit value at end of period...............................  $     1.13    $      1.07    $     1.00
  Number of units outstanding at end of period..............     267,658        282,271        21,585


                                                                        Page A-1

                                                                 2001          2000           1999
                                                                 ----          ----           ----
MATURING GOVERNMENT BOND 2006 SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.13    $      0.99    $     1.00(a)
  Unit value at end of period...............................  $     1.20    $      1.13    $     0.99
  Number of units outstanding at end of period..............     335,342        270,313       102,972
MATURING GOVERNMENT BOND 2010 SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.18    $      0.98    $     1.00(a)
  Unit value at end of period...............................  $     1.22    $      1.18    $     0.98
  Number of units outstanding at end of period..............     487,501        484,046         4,254
VALUE STOCK SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.98    $      1.01    $     1.00(a)
  Unit value at end of period...............................  $     0.86    $      0.98    $     1.01
  Number of units outstanding at end of period..............   5,936,687      3,354,458       392,479
SMALL COMPANY VALUE SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.25    $      0.99    $     1.00(a)
  Unit value at end of period...............................  $     1.43    $      1.25    $     0.99
  Number of units outstanding at end of period..............   4,382,496      1,961,812       179,266
GLOBAL BOND SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.99    $      0.99    $     1.00(a)
  Unit value at end of period...............................  $     0.96    $      0.99    $     0.99
  Number of units outstanding at end of period..............   6,022,517      3,324,904       342,453
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.25    $      1.09    $     1.00(a)
  Unit value at end of period...............................  $     1.22    $      1.25    $     1.09
  Number of units outstanding at end of period..............   4,064,699      2,634,518       398,475
MACRO-CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     0.95    $      1.04    $     1.00(a)
  Unit value at end of period...............................  $     0.87    $      0.95    $     1.04
  Number of units outstanding at end of period..............   3,861,820      1,867,540       236,331
MICRO-CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.41    $      1.80    $     1.00(a)
  Unit value at end of period...............................  $     1.23    $      1.41    $     1.80
  Number of units outstanding at end of period..............   4,250,985      3,176,923       420,716
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period.........................  $     1.21    $      0.97    $     1.00(a)
  Unit value at end of period...............................  $     1.30    $      1.21    $     0.97
  Number of units outstanding at end of period..............   1,845,023        471,189        17,691
CREDIT SUISSE TRUST GLOBAL POST-VENTURE SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.75    $      1.00(c)
  Unit Value at end of period...............................  $     0.53    $      0.75
  Number of units outstanding at end of period..............   1,262,527        525,721
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.94    $      1.00(b)
  Unit Value at end of period...............................  $     0.81    $      0.94
  Number of units outstanding at end of period..............  11,456,649      6,405,759
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     1.12    $      1.00(b)
  Unit Value at end of period...............................  $     1.05    $      1.12
  Number of units outstanding at end of period..............   8,789,373      3,181,017
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     1.24    $      1.00(b)
  Unit Value at end of period...............................  $     1.18    $      1.24
  Number of units outstanding at end of period..............   6,545,701      3,844,655


Page A-2

                                                                 2001          2000           1999
                                                                 ----          ----           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.80    $      1.00(c)
  Unit Value at end of period...............................  $     0.67    $      0.80
  Number of units outstanding at end of period..............   5,712,939      1,852,562
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.80    $      1.20    $     1.00(a)
  Unit Value at end of period...............................  $     0.73    $      0.80    $     1.20
  Number of units outstanding at end of period..............   2,872,730      2,179,968       268,232
TEMPLETON GLOBAL ASSET ALLOCATION SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.97    $      1.00(c)
  Unit Value at end of period...............................  $     0.86    $      0.97
  Number of units outstanding at end of period..............   1,290,152        161,983
JANUS ASPEN: CAPITAL APPRECIATION SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.81    $      1.00(b)
  Unit Value at end of period...............................  $     0.62    $      0.81
  Number of units outstanding at end of period..............  15,425,939     10,697,510
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  Unit Value at beginning of period.........................  $     0.82    $      1.00(b)
  Unit Value at end of period...............................  $     0.62    $      0.82
  Number of units outstanding at end of period..............  11,747,393      6,778,367



(a)Period from September 9, 1999, commencement of operations, to December 31, 1999.



(b)Period from February 1, 2000, commencement of operations, to December 31,
   2000.



(c) Period from August 1, 2000, commencement of operations, to December 31,
    2000.


                                                                        Page A-3

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.90% and 10.00%.



For illustration purposes, an average annual expense equal to 2.40%of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.40% includes: 1.25% for Mortality and Expense Risk, 0.15% for Administrative fee and an average of 1.00% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Fund Annual Expense table found in the front of this Prospectus and is based on the total annual fund operating expenses with waivers or reductions applied. All Portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond Portfolios which are only available for contracts issued prior to May 1, 2000.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.


The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.


The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

     Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client                               SEX: Male  DATE OF BIRTH: 06/01/1937
PRESENTED BY: MN Life                              ANNUITY COMMENCEMENT: 05/01/2002
ANNUITIZATION OPTION: 10 Year Certain with Life    FUNDS: Non-Qualified
  Contingency                                      ISSUE STATE: MN
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)              SINGLE PAYMENT RECEIVED: $100,000.00
INITIAL MONTHLY INCOME: $663.26                    AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.


                                                                               MONTHLY INCOME ASSUMING
                                                                                ANNUAL RATE OF RETURN
                                                                     --------------------------------------------
                                                 BEGINNING            0.00% GROSS     6.90% GROSS    10.00% GROSS
                    DATE                          OF YEAR     AGE    (-2.40% NET)     (4.50% NET)    (7.60% NET)
                    ----                         ---------    ---    ------------     -----------    ------------
May 01, 2002.................................        1         65         663             663             663
May 01, 2003.................................        2         66         619             663             683
May 01, 2004.................................        3         67         579             663             703
May 01, 2005.................................        4         68         540             663             724
May 01, 2006.................................        5         69         505             663             746
May 01, 2008.................................        7         71         440             663             790
May 01, 2010.................................        9         73         384             663             838
May 01, 2012.................................       11         75         335             663             888
May 01, 2014.................................       13         77         292             663             942
May 01, 2016.................................       15         79         255             663             999
May 01, 2018.................................       17         81         222             663           1,059
May 01, 2020.................................       19         83         194             663           1,123
May 01, 2022.................................       21         85         169             663           1,190
May 01, 2024.................................       23         87         148             663           1,262
May 01, 2026.................................       25         89         129             663           1,338
May 01, 2028.................................       27         91         112             663           1,418
May 01, 2030.................................       29         93          98             663           1,504
May 01, 2032.................................       31         95          85             663           1,594
May 01, 2034.................................       33         97          75             663           1,690
May 01, 2037.................................       36        100          61             663           1,845


IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $703.90.

Net rate of return reflects expenses totaling 2.40%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge, 0.15% administrative fee and 1.00% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.42% to 1.82%). Under the terms of the contract, the maximum possible charge for mortality and expense risk would be 1.40% and a 0.40% administrative charge.

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the Variable Annuity Account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                   Page B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.



Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Page C-1

ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                   Page C-2

PRIVACY POLICY

Your privacy is very important to Minnesota Life. That is why we have always maintained policies and procedures that are intended to ensure the responsible handling of your "personal information". This notice provides information on the privacy policies and practices of Minnesota Life Insurance Company and our affiliated broker-dealer, Securian Financial Services, Inc. You may also receive this notice because your Minnesota Life policy was distributed or is being serviced through another Broker Dealer.

The examples given below of types of information we collect and the categories of parties with whom we share information are intended to illustrate our information practices; they are not intended to be exhaustive. Also, depending on the product you purchased, you might have received a more detailed description of our insurance information practices along with your application. Because you may have more than one relationship/account with the companies in the Minnesota Mutual Holding Company system, you may receive more than one Privacy Notice.

WHAT PERSONAL INFORMATION WE COLLECT.
We collect personal information about you in order to offer you insurance and financial products and services, administer our business, perform statistical analysis, and comply with all applicable laws and regulations. The type of information we collect depends on the type of product you purchase.

We may collect personal information about you, such as:

- information we receive on applications or other forms, such as name, address, social security number, assets, income and beneficiaries;

- information about your transactions or experiences with us, our affiliates or others, such as, contract coverage, purchase premiums and payment history.

WHAT INFORMATION WE MAY DISCLOSE.
As permitted by law, we may disclose the following information to affiliates, companies that perform marketing or administrative services on our behalf or other financial institutions with which we have joint marketing agreements:

- information we receive on applications or other forms, such as name, address, social security number, assets, income and beneficiaries;

- information about your transactions or experiences with us, our affiliates or others, such as, contract coverage, purchase premiums and payment history.

TO WHOM WE MAY DISCLOSE PERSONAL INFORMATION.
As permitted by law, we may disclose some or all of the information we collect to affiliates and non-affiliated third parties such as:

- companies that perform services for us or on our behalf (such as vendors we hire to respond to customer requests and provide you with information about our products or services); or

- financial institutions (such as banks, insurance companies, securities brokers or dealers with whom we have marketing agreements).

Privacy Policy -- Not Part of Prospectus                             May 1, 2002

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4




ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 Directors and Principal Management Officers of Minnesota Life
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                             Telephone:  1-800-362-3141


                        Statement of Additional Information
The date of this document and the Prospectus is: May 1, 2002
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


          Directors and Principal Management Officers of Minnesota Life Distribution of Contract
          Performance Data
          Auditors
          Registration Statement
          Financial Statements

           DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                               Principal Occupation

Anthony L. Andersen                     Retired since November 1999, prior
                                        thereto Chair-Board of Directors, H. B.
                                        Fuller Company, St. Paul, Minnesota
                                        (Adhesive Products)


Richard H. Anderson                     Chief Executive Officer, Northwest
                                        Airlines, Inc., since February 2001;
                                        prior thereto for more than five years
                                        Executive Vice President and Chief
                                        Operating Officer


John F. Grundhofer                      Chairman, U.S. Bancorp, Minneapolis,
                                        Minnesota (Banking)

Robert E. Hunstad                       Executive Vice President,
                                        Minnesota Life Insurance Company


Reatha C. King, Ph.D.                   President and Executive Director,
                                        General Mills Foundation,
                                        Minneapolis, Minnesota


Dennis E. Prohofsky                     Executive Vice President, General
                                        Counsel and Secretary,
                                        Minnesota Life Insurance Company

Robert L. Senkler                       Chairman of the Board, President and
                                        Chief Executive Officer, Minnesota Life
                                        Insurance Company

Michael E. Shannon                      Retired since December 1999, prior
                                        thereto for more than five years
                                        Chairman, Chief Financial and
                                        Administrative Officer, Ecolab, Inc.,
                                        St. Paul, Minnesota (Develops and
                                        Markets Cleaning and Sanitizing
                                        Products)

William N. Westhoff                     Senior Vice President and Treasurer,
                                        Minnesota Life Insurance Company, since
                                        April 1998,  prior thereto from August
                                        1994 to October 1997, Senior Vice
                                        President, Global Investments, American
                                        Express Financial Corporation,
                                        Minneapolis, Minnesota

Principal Officers (other than Directors)


               Name                           Position


          John F. Bruder                Senior Vice President

          Keith M. Campbell             Senior Vice President

          James E. Johnson              Senior Vice President

          Gregory S. Strong             Senior Vice President and Chief
                                        Financial Officer



          Randy F. Wallake              Executive Vice President


Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.



DISTRIBUTION OF CONTRACT The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc, ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2001, 2000, and 1999, were $11,309,746, $16,138,258, and $16,104,617, respectively, or payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN
Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2001. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.




The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life voluntarily absorbed the following fees and expenses: that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Growth Portfolios of the Fund and expenses that exceeded 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life voluntarily absorbed fees and expenses that exceeded .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceeded .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010; and fees and expenses that exceeded .20% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002. For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceeded ..40% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002, and .90% of the average daily net assets of the Real Estate Securities Portfolio.



For the period January 1, 1999 through December 31, 1999, Minnesota Life voluntarily absorbed the following: Maturing Government Bond 2002 0.68%; Maturing Government Bond 2006 0.86%; Maturing Government Bond 2010 1.03%; Small Company Value 0.66%; Index 400 Mid- Cap 0.45%; Macro Cap Value 0.63%; Micro-Cap Growth 0.32%; Real Estate Securities 1.15%. Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, .90% of average daily net assets for the Small Company Value Portfolio and Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, .85% of average daily net assets for the Macro-Cap Value Portfolio, and 1.25% of average daily net assets for the Micro-Cap Growth Portfolio. Effective May 1, 2000, Advantus Capital Management, Inc. ("Advantus Capital") voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.00% of average daily net assets for the Macro-Cap Value Portfolio, and 1.35% of average daily net assets for the Micro-Cap Growth Portfolio. Effective January 1, 2002, Advantus Capital is voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, 0.40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 0.55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio.



There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2001 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.


                          AVERAGE ANNUAL TOTAL RETURN

                                       Year Ended            Five Years             Ten Years          From Inception      Date of
                                        12/31/01            Ended 12/31/01       Ended 12/31/01          to 12/31/01      Inception
                                        --------            --------------       --------------          -----------      ---------
Growth Sub-Account                (-32.23%)     -32.23%    (3.82%)     3.82%    (6.37%)      6.37%      (n/a)        n/a     12/3/85

Bond Sub-Account                    (-.42%)       -.42%    (4.06%)     4.06%    (4.90%)      4.90%      (n/a)        n/a     12/3/85

Money Market Sub-Account           (-4.20%)      -4.20%    (2.83%)     2.83%    (2.92%)      2.93%      (n/a)        n/a     12/3/85

Asset Allocation Sub-Account      (-21.93%)     -21.93%    (3.38%)     3.38%    (5.97%)      5.97%      (n/a)        n/a     12/3/85

Mortgage Securities
  Sub-Account                        (.56%)        .56%    (5.61%)     5.61%    (5.74%)      5.74%      (n/a)        n/a      6/1/87

Index 500 Sub-Account             (-19.85%)     -19.85%    (8.15%)     8.15%   (10.81%)     10.81%      (n/a)        n/a      6/1/87

Capital Appreciation
  Sub-Account                     (-32.06%)     -32.06%    (4.66%)     4.66%    (7.46%)      7.46%      (n/a)        n/a      6/1/87

International Stock
  Sub-Account                     (-18.83%)     -18.83%    (3.31%)     3.31%      (n/a)        n/a    (7.84%)      7.84%      5/1/92

Small Company Growth              (-22.26%)     -22.26%    (1.71%)     1.71%      (n/a)        n/a    (7.45%)      7.45%      5/3/93
  Sub-Account

Maturing Government Bond
  2002 Sub-Account                 (-1.58%)       -.74%    (3.82%)     4.56%      (n/a)        n/a    (5.34%)      6.10%      5/2/94

Maturing Government Bond
  2006 Sub-Account                 (-1.00%)       -.26%    (5.32%)     6.19%      (n/a)        n/a    (6.75%)      7.76%      5/2/94

Maturing Government Bond
  2010 Sub-Account                 (-4.21%)      -3.11%    (5.34%)     6.69%      (n/a)        n/a    (6.85%)      8.36%      5/2/94

Value Stock Sub-Account           (-18.08%)     -18.08%    (-.30%)     -.30%      (n/a)        n/a    (7.80%)      7.82%      5/2/94

Small Company Value
  Sub-Account                       (6.80%)       6.90%      (n/a)       n/a      (n/a)        n/a    (5.02%)      5.28%     10/1/97

Global Bond Sub-Account            (-9.26%)      -9.26%      (n/a)       n/a      (n/a)        n/a    (-.72%)      -.72%     10/1/97

Index 400 Mid-Cap
  Sub-Account                      (-8.92%)      -8.82%      (n/a)       n/a      (n/a)        n/a    (8.36%)      8.62%     10/1/97

Macro-Cap Value
  Sub-Account                     (-15.61%)     -15.41%      (n/a)       n/a      (n/a)        n/a   (10.00%)     10.51%    10/15/97

Micro-Cap Growth
  Sub-Account                     (-18.94%)     -18.94%      (n/a)       n/a      (n/a)        n/a   (11.22%)     11.23%     10/1/97

Real Estate Securities
  Sub-Account                       (1.03%)       1.53%      (n/a)       n/a      (n/a)        n/a    (-.14%)       .61%      5/1/98

Credit Suisse Global
  Post-Venture
   Capital Sub-Account            (-36.01%)     -36.01%      (n/a)       n/a      (n/a)        n/a  (-41.90%)    -41.90%      8/1/00

Fidelity VIP Contrafund
  Service Class 2 Sub-Account     (-20.07%)     -20.07%      (n/a)       n/a      (n/a)        n/a  (-14.00%)    -14.00%      2/1/00

Fidelity VIP Equity-Income
  Service Class 2 Sub-Account     (-12.92%)     -12.92%      (n/a)       n/a      (n/a)        n/a   (-1.21%)     -1.21%      2/1/00

Fidelity VIP Mid Cap
  Service Class 2 Sub-Account     (-11.24%)     -11.24%      (n/a)       n/a      (n/a)        n/a    (6.72%)      6.72%      2/1/00

Franklin Small Cap Class 2
  Sub-Account                     (-22.81%)     -22.81%      (n/a)       n/a      (n/a)        n/a  (-29.54%)    -29.54%      8/1/00

Templeton Developing
  Markets Securities
  Class 2 Sub-Account             (-15.74%)     -15.74%      (n/a)       n/a      (n/a)        n/a  (-16.83%)    -16.83%     10/1/97

Templeton Global Asset
  Allocation Class 2
  Sub-Account                     (-17.58%)     -17.58%      (n/a)       n/a      (n/a)        n/a  (-14.87%)    -14.87%      8/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account      (-29.30%)     -29.30%      (n/a)       n/a      (n/a)        n/a  (-25.59%)    -25.59%      2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account      (-30.88%)     -30.88%      (n/a)       n/a      (n/a)        n/a  (-26.12%)    -26.12%      2/1/00



The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2001, are shown in the table below. A deferred sales charge has been applied to the initial payment; no additional 'free' amounts have been deducted. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                                                                   From underlying     Date of
                                     Year Ended            Five Years            Ten Years         fund Inception    Inception of
                                      12/31/01           Ended 12/31/01       Ended 12/31/01         to 12/31/01      subaccount
                                      --------           --------------       --------------         -----------      ---------
Growth Sub-Account               (-25.85%)  -25.85%     (4.36%)   4.36%     (6.40%)     6.40%      (n/a)     n/a        12/3/85

Bond Sub-Account                   (6.40%)    6.40%     (4.64%)   4.64%     (4.94%)     4.94%      (n/a)     n/a        12/3/85

Money Market Sub-Account           (2.34%)    2.34%     (3.44%)   3.44%     (2.98%)     2.99%      (n/a)     n/a        12/3/85

Asset Allocation
  Sub-Account                    (-15.55%)  -15.55%     (3.93%)   3.93%     (6.00%)     6.00%      (n/a)     n/a        12/3/85

Mortgage Securities
  Sub-Account                      (7.46%)    7.46%     (6.15%)   6.15%     (5.78%)     5.78%      (n/a)     n/a         6/1/87

Index 500 Sub-Account            (-13.48%)  -13.48%     (8.60%)   8.60%    (10.83%)    10.83%      (n/a)     n/a         6/1/87

Capital Appreciation
  Sub-Account                    (-25.68%)  -25.68%     (5.18%)   5.18%     (7.48%)     7.48%      (n/a)     n/a         6/1/87

International Stock
  Sub-Account                    (-12.45%)  -12.45%     (3.88%)   3.88%       (n/a)      n/a      (7.85%)    7.85%       5/1/92

Small Company Growth
  Sub-Account                    (-15.89%)  -15.89%     (2.32%)   2.32%       (n/a)      n/a      (7.46%)    7.46%       5/3/93

Maturing Government Bond
  2002 Sub-Account                 (5.21%)    6.05%     (4.39%)   5.13%       (n/a)      n/a      (5.37%)    6.13%       5/2/94

Maturing Government Bond
  2006 Sub-Account                 (5.83%)    6.57%     (5.84%)   6.71%       (n/a)      n/a      (6.77%)    7.78%       5/2/94


Maturing Government Bond
  2010 Sub-Account                 (2.41%)    3.51%     (5.85%)   7.20%       (n/a)      n/a      (6.88%)    8.39%       5/2/94

Value Stock Sub-Account          (-11.70%)  -11.70%      (.32%)    .32%       (n/a)      n/a      (7.81%)    7.83%       5/2/94

Small Company Value
  Sub-Account                     (13.88%)   13.98%       (n/a)     n/a       (n/a)      n/a      (5.89%)    6.15%      10/1/97

Global Bond Sub-Account           (-2.88%)   -2.88%       (n/a)     n/a       (n/a)      n/a       (.21%)     .21%      10/1/97

Index 400 Mid-Cap
  Sub-Account                     (-2.54%)   -2.44%       (n/a)     n/a       (n/a)      n/a      (9.13%)    9.39%      10/1/97

Macro-Cap Value
  Sub-Account                     (-9.23%)   -9.03%       (n/a)     n/a       (n/a)      n/a     (10.68%)   11.19%     10/15/97

Micro-Cap Growth
  Sub-Account                    (-12.56%)  -12.56%       (n/a)     n/a       (n/a)      n/a     (11.94%)   11.95%      10/1/97

Real Estate Securities
  Sub-Account                      (8.01%)    8.51%       (n/a)     n/a       (n/a)      n/a      (1.20%)    1.96%       5/1/98

Credit Suisse Global
  Post-Venture
  Capital Sub-Account            (-29.63%)  -29.63%       (n/a)     n/a       (n/a)      n/a    (-36.37%)  -36.37%       8/1/00

Fidelity VIP Contrafund
  Service Class 2 Sub-Account     (-13.69%) -13.69%       (n/a)     n/a       (n/a)      n/a    (-10.25%)  -10.25%       2/1/00

Fidelity VIP Equity-Income
  Service Class 2 Sub-Account     (-6.55%)  -6.55%        (n/a)     n/a       (n/a)      n/a      (2.26%)    2.26%       2/1/00

Fidelity VIP Mid Cap
  Service Class 2 Sub-Account     (-4.86%)  -4.86%        (n/a)     n/a       (n/a)      n/a     (10.15%)   10.15%       2/1/00

Franklin Small Cap Class 2
  Sub-Account                     (-16.43%) -16.43%       (n/a)     n/a       (n/a)      n/a    (-24.40%)   -24.40%      8/1/00

Templeton Developing
  Markets Securities Class 2
  Sub-Account                     (-9.36%)   -9.36%       (n/a)     n/a       (n/a)      n/a    (-15.21%)  -15.21%      10/1/97

Templeton Global Asset
  Allocation Class 2
  Sub-Account                    (-11.20%)  -11.20%       (n/a)     n/a       (n/a)      n/a    (-10.11%)  -10.11%       8/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account      (-22.92%) -22.92%       (n/a)     n/a       (n/a)      n/a    (-21.35%)  -21.35%       2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account      (-24.50%) -24.50%       (n/a)     n/a       (n/a)      n/a    (-21.86%)  -21.86%       2/1/00

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT
Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2001 were 0.19% and 0.19%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is the lesser of 2% of the accumulation value or $30. It is taken generally from contracts with values of less than $50,000).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS


Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date that this Contract was available the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations (that is, the date the underlying fund became effective). Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.




The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2001 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Fund Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $45,000 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                            CUMULATIVE TOTAL RETURN

                                                                    From Inception                   Date of
                                                                      to 12/31/01                   Inception
                                                                      -----------                   ---------
Growth Sub-Account                                           (253.55%)          256.71%              12/3/85

Bond Sub-Account                                             (166.18%)          167.72%              12/3/85

Money Market Sub-Account                                      (78.08%)           81.47%              12/3/85

Asset Allocation Sub-Account                                 (221.45%)          222.16%              12/3/85

Mortgage Securities Sub-Account                              (164.80%)          165.37%               6/1/87

Index 500 Sub-Account                                        (327.33%)          328.68%               6/1/87

Capital Appreciation Sub-Account                             (264.75%)          268.70%               6/1/87

International Stock Sub-Account                              (107.63%)          107.68%               5/1/92

Small Company Growth Sub-Account                              (86.59%)           86.60%               5/3/93

Maturing Government Bond
     2002 Sub-Account                                         (54.14%)           57.83%               5/2/94

Maturing Government Bond
     2006 Sub-Account                                         (71.49%)           77.69%               5/2/94

Maturing Government Bond
     2010 Sub-Account                                         (73.82%)           85.47%               5/2/94

Value Stock Sub-Account                                       (77.96%)           78.21%               5/2/94

Small Company Value Sub-Account                               (28.42%)           28.90%              10/1/97

Global Bond Sub-Account                                         (.89%)             .89%              10/1/97

Index 400 Mid-Cap Sub-Account                                 (45.88%)           46.47%              10/1/97

Macro-Cap Value Sub-Account                                    (3.62%)            3.72%             10/15/97

Micro-Cap Growth Sub-Account                                  (60.88%)           61.58%              10/1/97

Real Estate Securities Sub-Account                             (7.63%)            7.40%               5/1/98

Credit Suisse Global Post-Venture
  Capital Sub-Account                                        (-44.30%)          -44.30%               8/1/00

Fidelity VIP Contrafund Service Class 2
  Sub-Account                                                (-18.71%)          -18.71%               2/1/00

Fidelity VIP Equity-Income Service Class 2
  Sub-Account                                                  (4.36%)            4.36%               2/1/00

Fidelity VIP Mid Cap Service Class 2
  Sub-Account                                                 (20.35%)           20.35%               2/1/00

Franklin Small Cap Class 2 Sub-Account                       (-28.63%)          -28.63%               8/1/00

Templeton Developing Markets Securities
 Class 2 Sub-Account                                         (-50.39%)          -50.39%              10/1/97

Templeton Global Asset Allocation Class 2
  Sub-Account                                                (-13.08%)          -13.08%               8/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account                                 (-36.83%)          -36.83%               2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account                                 (-37.60%)          -37.60%               2/1/00

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                  2T
                                 AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different. The Maturing Government Bond portfolios are available only to contracts issued prior to May 1, 2000.

                                      AUDITORS


The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of the new accounting standards in 2001.


                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                               [KPMG LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001, were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                   /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                              -------------------------------
                                               ASSETS                                            GROWTH           BOND
                                               ------                                         -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................  $159,860,949           --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --      136,717,695
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................          --             --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --             --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                159,860,949    136,717,695

Receivable for investments sold .............................................................        99,022         87,857
Receivable from Minnesota Life for contract purchase payments ...............................        44,066         43,015
                                                                                               ------------   ------------

            Total assets ....................................................................   160,004,037    136,848,567
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................        44,066         43,015
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................        99,022         87,857
                                                                                               ------------   ------------

            Total liabilities ...............................................................       143,088        130,872
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................  $159,860,949    136,717,695
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................  $140,411,775    111,569,954
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    11,865,747     18,189,765
Contracts in accumulation period (MegAnnuity) ...............................................     5,714,794      4,970,733
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............     1,638,806      1,462,145
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................       170,870        496,017
Contracts in annuity payment period (Megannuity) (note 2) ...................................        58,957         29,081
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................  $159,860,949    136,717,695
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    36,996,585     40,325,182
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    17,789,554     15,745,921
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,842,615      1,709,084
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................  $       3.80           2.77
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................  $       0.67           1.16
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................  $       3.10           2.91
                                                                                               ============   ============

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                  MONEY            ASSET
                                       ASSETS                                                     MARKET        ALLOCATION
                                       ------                                                  -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................          --             --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --             --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................    73,086,827           --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --      334,282,742
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                 73,086,827    334,282,742

Receivable for investments sold .............................................................       135,119        164,002
Receivable from Minnesota Life for contract purchase payments ...............................       354,277         78,651
                                                                                               ------------   ------------

            Total assets ....................................................................    73,576,223    334,525,395
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................       354,277         78,651
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................       135,119        164,002
                                                                                               ------------   ------------

            Total liabilities ...............................................................       489,396        242,653
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................    73,086,827    334,282,742
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................    50,154,073    302,665,647
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    19,548,492     20,132,459
Contracts in accumulation period (MegAnnuity) ...............................................     3,256,767      5,743,497
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............        97,297      5,239,247
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................        30,198        117,215
Contracts in annuity payment period (Megannuity) (note 2) ...................................          --          384,677
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................    73,086,827    334,282,742
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    26,755,160     89,702,593
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    18,083,995     24,352,253
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,593,977      1,760,361
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................          1.87           3.37
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................          1.08           0.83
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................          2.04           3.26
                                                                                               ============   ============
                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                MORTGAGE       INDEX       CAPITAL
                                        ASSETS                                                 SECURITIES       500     APPRECIATION
                                        ------                                                 ----------      -----    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................        --           --            --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................        --           --            --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................        --           --            --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................        --           --            --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) ................................................................. 136,919,160         --            --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................        --    283,002,183          --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................        --           --     153,135,035
                                                                                              ----------- ------------  ------------
                                                                                              136,919,160  283,002,183   153,135,035

Receivable for investments sold .............................................................      59,464       91,338        78,425
Receivable from Minnesota Life for contract purchase payments ...............................      57,113      522,917        51,436
                                                                                              ----------- ------------  ------------

            Total assets .................................................................... 137,035,737  283,616,438   153,264,896
                                                                                              ----------- ------------  ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................      57,113      522,917        51,436
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................      59,464       91,338        78,425
                                                                                              ----------- ------------  ------------

            Total liabilities ...............................................................     116,577      614,255       129,861
                                                                                              ----------- ------------  ------------

            Net assets applicable to annuity contract owners ................................ 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ........................... 104,741,902  216,034,042   139,044,399
Contracts in accumulation period (MultiOption Classic/Achiever) .............................  28,061,095   21,558,741     6,388,948
Contracts in accumulation period (MegAnnuity) ...............................................   2,563,595   13,108,250     6,023,602
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............   1,231,266    3,378,796     1,521,664
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................     297,541      612,904       108,755
Contracts in annuity payment period (Megannuity) (note 2) ...................................      23,761       16,770        47,667
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................        --     28,292,680          --
                                                                                              ----------- ------------  ------------

            Total contract owners' equity ................................................... 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................  38,356,257   48,729,709    36,552,734
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................  23,580,046   25,641,202     7,632,051
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     812,810    2,891,401     1,546,270
                                                                                              =========== ============  ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................        2.73         4.43          3.80
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................        1.19         0.84          0.84
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................        3.15         4.53          3.90
                                                                                              =========== ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       -----------------------------
                                                                                                                            SMALL
                                                   ASSETS                                               INTERNATIONAL      COMPANY
                                                   ------                                                  STOCK            GROWTH
                                                                                                       --------------- -------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................   $154,874,874           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................           --      106,352,320
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................           --             --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................           --             --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................           --             --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................           --             --
                                                                                                       ------------   ------------
                                                                                                        154,874,874    106,352,320

Receivable for investments sold ....................................................................         79,112         31,463
Receivable from Minnesota Life for contract purchase payments ......................................         35,616         52,115
                                                                                                       ------------   ------------
            Total assets ...........................................................................    154,989,602    106,435,898
                                                                                                       ------------   ------------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................         35,616         52,115
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................         79,112         31,463
                                                                                                       ------------   ------------
            Total liabilities ......................................................................        114,728         83,578
                                                                                                       ------------   ------------
            Net assets applicable to annuity contract owners .......................................   $154,874,874    106,352,320
                                                                                                       ============   ============

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................   $139,728,905     93,408,711
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      8,926,620      8,101,414
Contracts in accumulation period (MegAnnuity) ......................................................      4,087,052      3,267,444
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      1,856,726      1,510,977
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................        103,501         49,528
Contracts in annuity payment period (Megannuity) (note 2) ..........................................        172,070         14,246
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................           --             --
                                                                                                       ------------   ------------

            Total contract owners' equity ..........................................................   $154,874,874    106,352,320
                                                                                                       ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................     66,295,954     49,424,891
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      9,578,861      7,844,387
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      1,775,314      1,605,262
                                                                                                       ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................   $       2.11           1.89
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................   $       0.93           1.03
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................   $       2.30           2.04
                                                                                                       ============   ============

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                         MATURING       MATURING
                                                                                                        GOVERNMENT     GOVERNMENT
                                                                                                          BOND           BOND
                                         ASSETS                                                           2002           2006
                                         ------                                                        -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................    7,694,243         --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --      8,692,552
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................         --           --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --           --
                                                                                                       ----------   ----------
                                                                                                        7,694,243    8,692,552

Receivable for investments sold ....................................................................           20          189
Receivable from Minnesota Life for contract purchase payments ......................................        6,336          440
                                                                                                       ----------   ----------
            Total assets ...........................................................................    7,700,599    8,693,181
                                                                                                       ----------   ----------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................        6,336          440
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................           20          189
                                                                                                       ----------   ----------
            Total liabilities ......................................................................        6,356          629
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    6,870,314    7,222,845
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      303,063      403,777
Contracts in accumulation period (MegAnnuity) ......................................................      492,124      727,176
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................        8,932      312,803
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --           --
Contracts in annuity payment period (Megannuity) (note 2) ..........................................       19,810       25,951
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    4,405,136    4,145,135
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      267,658      335,342
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      290,002      383,557
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.56         1.74
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.13         1.20
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.70         1.90
                                                                                                       ==========   ==========


                                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                        MATURING
                                                                                                       GOVERNMENT
                                                                                                           BOND         VALUE
                                           ASSETS                                                          2010         STOCK
                                           ------                                                      ----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................         --           --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --           --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................    5,840,469         --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --     85,380,743
                                                                                                       ----------   ----------
                                                                                                        5,840,469   85,380,743

Receivable for investments sold ....................................................................        1,042       99,680
Receivable from Minnesota Life for contract purchase payments ......................................          487       26,319
                                                                                                       ----------   ----------
            Total assets ...........................................................................    5,841,998   85,506,742
                                                                                                       ----------   ----------

                                                LIABILITIES

Payable for investments purchased ..................................................................          487       26,319
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................        1,042       99,680
                                                                                                       ----------   ----------

            Total liabilities ......................................................................        1,529      125,999
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    4,819,864   77,088,364
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      592,500    5,128,531
Contracts in accumulation period (MegAnnuity) ......................................................      130,343    1,897,868
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      297,762    1,183,007
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --         68,596
Contracts in annuity payment period (Megannuity) (note 2) ..........................................         --         14,377
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    2,672,564   42,367,064
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      487,501    5,936,687
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................       66,425      958,634
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.80         1.82
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.22         0.86
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.96         1.98
                                                                                                       ==========   ==========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                                 --------------------------
                                                                                                   SMALL
                                                                                                  COMPANY          GLOBAL
                                                 ASSETS                                            VALUE            BOND
                                                 ------                                          ------------   -----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................   $27,119,932          --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................          --      36,124,400
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................          --            --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................          --            --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................          --            --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................          --            --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ..............................................           --            --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ..............................................           --            --
                                                                                                 -----------   -----------
                                                                                                  27,119,932    36,124,400

Receivable for investments sold ..............................................................        13,620         8,927
Receivable from Minnesota Life for contract purchase payments ................................        20,553         7,427
                                                                                                 -----------   -----------

            Total assets .....................................................................    27,154,105    36,140,754
                                                                                                 -----------   -----------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................        20,553         7,427
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        13,620         8,927
                                                                                                 -----------   -----------
            Total liabilities ................................................................        34,173        16,354
                                                                                                 -----------   -----------


            Net assets applicable to annuity contract owners .................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................   $19,579,756    29,993,669
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................     6,263,779     5,805,951
Contracts in accumulation period (MegAnnuity) ................................................       702,424        94,139
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       413,384       144,981
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       160,589        84,244
Contracts in annuity payment period (Megannuity) (note 2) ....................................          --           1,416
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................          --            --

                                                                                                 -----------   -----------

            Total contract owners' equity ....................................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    14,970,572    29,537,291
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................     4,382,496     6,022,517
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................       522,183        89,097
                                                                                                 ===========   ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................   $      1.31          1.02
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................   $      1.43          0.96
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................   $      1.35          1.06
                                                                                                 ===========   ===========

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------

                                                                                                 INDEX 400    MACRO-CAP    MICRO-CAP
                                        ASSETS                                                    MID-CAP       VALUE       GROWTH
                                        ------                                                  ------------ ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................        --           --           --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................        --           --           --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................  21,884,881         --           --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................        --     17,416,946         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................        --           --     29,750,152
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................        --           --           --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................        --           --           --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................        --           --           --
                                                                                               -----------  -----------  -----------
                                                                                                21,884,881   17,416,946   29,750,152

Receivable for investments sold ..............................................................      15,189       12,249        3,482
Receivable from Minnesota Life for contract purchase payments ................................      23,706       29,751       12,910
                                                                                               -----------  -----------  -----------

            Total assets .....................................................................  21,923,776   17,458,946   29,766,544
                                                                                               -----------  -----------  -----------
                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................      23,706       29,751       12,910
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................      15,189       12,249        3,482
                                                                                               -----------  -----------  -----------
            Total liabilities ................................................................      38,895       42,000       16,392
                                                                                               -----------  -----------  -----------

            Net assets applicable to annuity contract owners .................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................  16,038,576   13,322,778   23,810,164
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................   4,951,875    3,341,745    5,221,553
Contracts in accumulation period (MegAnnuity) ................................................     544,883      322,693      422,204
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................     242,718      231,752      147,541
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................     106,829      197,978      147,872
Contracts in annuity payment period (Megannuity) (note 2) ....................................        --           --            818
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................        --           --           --
                                                                                               -----------  -----------  -----------

            Total contract owners' equity ....................................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................  10,851,086   12,894,074   13,868,152

                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................   4,064,699    3,861,820    4,250,985
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................     356,197      293,780      256,057
                                                                                               ===========  ===========  ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................        1.48         1.03         1.72
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................        1.22         0.87         1.23
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................        1.53         1.10         1.65
                                                                                               ===========  ===========  ===========

                                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------
                                                                                                    REAL      TEMPLETON    TEMPLETON
                                                                                                   ESTATE     DEVELOPING     ASSET
                                 ASSETS                                                          SECURITIES     MARKETS    STRATEGY
                                 ------                                                         ------------- ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................         --           --         --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................         --           --         --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................         --           --         --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................         --           --         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................         --           --         --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................   12,378,669         --         --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................         --      7,847,819       --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................         --           --    2,219,608
                                                                                                -----------  -----------  ---------
                                                                                                 12,378,669    7,847,819  2,219,608

Receivable for investments sold ..............................................................        3,953           98       --
Receivable from Minnesota Life for contract purchase payments ................................       42,067        9,523     36,018
                                                                                                -----------  -----------  ---------
            Total assets .....................................................................   12,424,689    7,857,440  2,255,626
                                                                                                -----------  -----------  ---------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................       42,067        9,523     36,018
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        3,953           98       --
                                                                                                -----------  -----------  ---------

            Total liabilities ................................................................       46,020        9,621     36,018
                                                                                                -----------  -----------  ---------

            Net assets applicable to annuity contract owners .................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................    9,590,511    5,400,511  1,033,344
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................    2,405,575    2,094,438  1,109,120
Contracts in accumulation period (MegAnnuity) ................................................      278,318      111,479     59,144
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       80,173      202,961       --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       24,092       38,430     18,000
Contracts in annuity payment period (Megannuity) (note 2) ....................................         --           --         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................         --           --         --
                                                                                                -----------  -----------  ---------
            Total contract owners' equity ....................................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    8,728,831   10,821,061  1,199,408
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................    1,845,023    2,872,730  1,290,152
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................      246,482      212,265     67,571
                                                                                                ===========  ===========  =========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................         1.10         0.50       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................         1.30         0.73       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................         1.13         0.53       0.88
                                                                                                ===========  ===========  =========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------
                                                                                                                 FIDELITY
                                                                                                FRANKLIN           VIP
                                                        ASSETS                                  SMALL CAP        MID CAP
                                                        ------                                 -----------    ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................   $ 6,852,986          --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --      20,984,737
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --            --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --            --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                 6,852,986    20,984,737

Receivable for investments sold ............................................................          --               3
Receivable from Minnesota Life for contract purchase payments ..............................         6,810         6,670
                                                                                               -----------   -----------
            Total assets ...................................................................     6,859,796    20,991,410
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         6,810         6,670
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --               3
                                                                                               -----------   -----------
            Total liabilities ..............................................................         6,810         6,673
                                                                                               -----------   -----------

            Net assets applicable to annuity contract owners ...............................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 2,858,915    12,705,084
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     3,842,066     7,696,449
Contracts in accumulation period (MegAnnuity) ..............................................        87,540       477,831
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        63,701        31,017
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --          73,590
Contracts in annuity payment period (Megannuity) (note 2) ..................................           764           766
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------
            Total contract owners' equity ..................................................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     4,241,954    10,774,179
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     5,712,939     6,545,701
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       127,846       396,693
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.68          1.20
                                                                                               ===========   ===========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                FIDELITY       FIDELITY
                                                                                                   VIP           VIP
                                       ASSETS                                                  CONTRAFUND    EQUITY-INCOME
                                       ------                                                  ------------- -------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --            --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --            --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................    21,501,171          --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --      23,587,152
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                21,501,171    23,587,152

Receivable for investments sold ............................................................          --            --
Receivable from Minnesota Life for contract purchase payments ..............................        46,699       103,106
                                                                                               -----------   -----------

            Total assets ...................................................................    21,547,870    23,690,258
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................        46,699       103,106
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --            --
                                                                                               -----------   -----------
            Total liabilities ..............................................................        46,699       103,106
                                                                                               -----------   -----------
            Net assets applicable to annuity contract owners ...............................    21,501,171    23,587,152
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    11,767,810    13,889,712
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,281,535     9,215,965
Contracts in accumulation period (MegAnnuity) ..............................................       303,453       292,166
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        75,511       137,461
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        72,862        49,630
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           2,218
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------

            Total contract owners' equity ..................................................    21,501,171    23,587,152
                                                                                               ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    14,483,654    13,208,284
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    11,456,649     8,789,373
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       365,617       271,988
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.83          1.07
                                                                                               ===========   ===========

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                             -------------------------------------
                                                                                                                          CREDIT
                                                                                                                          SUISSE
                                                                                             JANUS ASPEN   JANUS ASPEN  GLOBAL POST-
                                                                                               CAPITAL    INTERNATIONAL   VENTURE
                                     ASSETS                                                  APPRECIATION    GROWTH       CAPITAL
                                     ------                                                  ------------ ------------- ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --           --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --           --           --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --           --           --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................    24,324,231         --           --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --     19,195,115         --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --           --        985,138
                                                                                               -----------  -----------  -----------
                                                                                                24,324,231   19,195,115      985,138

Receivable for investments sold ............................................................           891        2,612           52
Receivable from Minnesota Life for contract purchase payments ..............................         7,049        8,871          194
                                                                                               -----------  -----------  -----------

            Total assets ...................................................................    24,332,171   19,206,598      985,384
                                                                                               -----------  -----------  -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         7,049        8,871          194
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           891        2,612           52
                                                                                               -----------  -----------  -----------
            Total liabilities ..............................................................         7,940       11,483          246
                                                                                               -----------  -----------  -----------
            Net assets applicable to annuity contract owners ...............................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    14,181,814   11,389,135      316,895
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,585,278    7,283,338      665,033
Contracts in accumulation period (MegAnnuity) ..............................................       399,931      324,489        3,210
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        66,491      108,853         --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        87,768       87,794         --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         2,949        1,506         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------  -----------  -----------
            Total contract owners' equity ..................................................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    22,757,280   18,316,427      600,306
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    15,425,939   11,747,393    1,262,527
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       628,238      510,863        5,984
                                                                                               ===========  ===========  ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.64         0.64         0.54
                                                                                               ===========  ===========  ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year Ended December 31, 2001


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     ---------------------------------

                                                                                           GROWTH           BOND
                                                                                     -----------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....          $         -     14,320,007
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...           (2,115,510)    (1,394,324)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3).....             (139,076)      (161,662)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (16,682)       (19,391)
     Administrative charges (MegAnnuity) (note 3) .............................               (9,475)        (7,198)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -              -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -              -
                                                                                        ------------   ------------

        Investment income (loss) - net ........................................           (2,280,743)    12,737,432
                                                                                        ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........           30,613,918              -
                                                                                        ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           46,999,053     24,474,884
        Cost of investments sold ..............................................          (60,168,440)   (24,360,790)
                                                                                        ------------   ------------

                                                                                         (13,169,387)       114,094
                                                                                        ------------   ------------

        Net realized gains on investments .....................................           17,444,531        114,094
                                                                                        ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................          (77,895,141)    (4,892,896)
                                                                                        ------------   ------------

        Net gains (losses) on investments .....................................          (60,450,610)    (4,778,802)
                                                                                        ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         $(62,731,353)     7,958,630
                                                                                        ============   ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------
                                                                                           MONEY                ASSET
                                                                                           MARKET            ALLOCATION
                                                                                    --------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....            2,358,139           7,188,198
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...             (563,368)         (4,460,643)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....             (221,106)           (266,171)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (26,521)            (31,926)
     Administrative charges (MegAnnuity) (note 3) .............................               (5,004)             (9,883)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -                   -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -                   -
                                                                                        ------------        ------------

        Investment income (loss) - net ........................................            1,542,140           2,419,575
                                                                                        ------------        ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                    -          49,296,580
                                                                                        ------------        ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           74,021,379          98,164,879
        Cost of investments sold ..............................................          (74,021,379)       (116,529,161)
                                                                                        ------------        ------------

                                                                                                   -         (18,364,282)
                                                                                        ------------        ------------

        Net realized gains on investments .....................................                    -          30,932,298
                                                                                        ------------        ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................                    -        (107,229,500)
                                                                                        ------------        ------------

        Net gains (losses) on investments .....................................                    -         (76,297,202)
                                                                                        ------------        ------------

Net increase (decrease) in net assets resulting from operations ...............            1,542,140         (73,877,627)
                                                                                        ============        ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ----------------------------------------------------
                                                                                    MORTGAGE          INDEX             CAPITAL
                                                                                   SECURITIES          500            APPRECIATION
                                                                                ----------------  ---------------  -----------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....        14,605,993      2,761,073        161,094
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...        (1,234,412)    (3,097,977)    (2,129,246)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....          (243,059)      (239,516)       (78,333)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........           (29,081)       (28,729)        (9,396)
     Administrative charges (MegAnnuity) (note 3) .............................            (3,256)       (20,208)       (10,347)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                 -       (246,726)             -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                 -        (46,263)             -
                                                                                     ------------   ------------   ------------

        Investment income (loss) - net ........................................        13,096,185       (918,346)    (2,066,228)
                                                                                     ------------   ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                 -      3,624,323     58,259,376
                                                                                     ------------   ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................        23,633,144     72,370,058     40,712,725
        Cost of investments sold ..............................................       (22,684,701)   (63,510,542)   (50,811,828)
                                                                                     ------------   ------------   ------------

                                                                                          948,443      8,859,516    (10,099,103)
                                                                                     ------------   ------------   ------------

        Net realized gains on investments .....................................           948,443     12,483,839     48,160,273
                                                                                     ------------   ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................        (5,803,739)   (59,177,857)  (105,213,252)
                                                                                     ------------   ------------   ------------

        Net gains (losses) on investments .....................................        (4,855,296)   (46,694,018)   (57,052,979)
                                                                                     ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         8,240,889    (47,612,364)   (59,119,207)
                                                                                     ============   ============   ============

See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                      Statements of Operations
                                    Year Ended December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ------------------------------------------
                                                                                                                     Small
                                                                                            International           Company
                                                                                                Stock                Growth
                                                                                          -------------------  -------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............    $    7,284,278                    -
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........        (1,997,679)          (1,236,859)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............           (96,827)             (84,257)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................           (11,614)             (10,106)
     Administrative charges (MegAnnuity) (note 3).......................................            (6,946)              (4,958)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                          -------------------  -------------------

        Investment income (loss) - net .................................................         5,171,212           (1,336,180)
                                                                                          -------------------  -------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................         18,167,566          45,532,047
                                                                                          -------------------  -------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         38,842,983          24,900,767
        Cost of investments sold .......................................................        (42,015,747)        (33,097,214)
                                                                                          -------------------  -------------------

                                                                                                 (3,172,764)         (8,196,447)
                                                                                          -------------------  -------------------
        Net realized gains (losses) on investments .....................................         14,994,802           37,335,600
                                                                                          -------------------  -------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................        (44,770,596)         (59,319,337)
                                                                                          -------------------  -------------------

        Net gains (losses) on investments ..............................................        (29,775,794)         (21,983,737)
                                                                                          -------------------  -------------------

Net increase (decrease) in net assets resulting from operations ..........................    $ (24,604,582)         (23,319,917)
                                                                                          ===================  ===================





                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ----------------------------------------
                                                                                               Maturing            Maturing
                                                                                              Government          Government
                                                                                                 Bond                Bond
                                                                                                 2002                2006
                                                                                          -------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           409,043             425,973
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (82,593)            (86,450)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (3,775)             (4,431)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (453)               (532)
     Administrative charges (MegAnnuity) (note 3).......................................              (894)               (938)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                   -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                   -
                                                                                          -------------------  ------------------

        Investment income (loss) - net .................................................           321,328             333,622
                                                                                          -------------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                 -                   -
                                                                                          -------------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         2,452,298           1,559,783
        Cost of investments sold .......................................................        (2,423,495)         (1,480,997)
                                                                                          -------------------  ------------------

                                                                                                    28,803              78,786
                                                                                          -------------------  ------------------
        Net realized gains (losses) on investments .....................................            28,803              78,786
                                                                                          -------------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................           112,049              77,124
                                                                                          -------------------  ------------------

        Net gains (losses) on investments ..............................................           140,852             155,910
                                                                                          -------------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................         462,180             489,532
                                                                                          ===================  ==================



                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            -------------------------------------
                                                                                                Maturing
                                                                                               Government
                                                                                                  Bond                Value
                                                                                                  2010                Stock
                                                                                            -----------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           629,934           1,014,495
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (64,022)          (1,104,275)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (7,456)             (50,727)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (894)              (6,085)
     Administrative charges (MegAnnuity) (note 3).......................................              (425)               2,864
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                            -----------------  ------------------

        Investment income (loss) - net .................................................           557,137             (143,728)
                                                                                            -----------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                -                     -
                                                                                            -----------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................        1,878,131            21,295,759
        Cost of investments sold .......................................................       (1,792,338)          (22,414,632)
                                                                                            -----------------  ------------------

                                                                                                   85,793            (1,118,873)
                                                                                            -----------------  ------------------
        Net realized gains (losses) on investments .....................................           85,793            (1,118,873)
                                                                                            -----------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................         (476,175)          (10,703,718)
                                                                                            -----------------  ------------------

        Net gains (losses) on investments ..............................................         (390,382)          (11,822,591)
                                                                                            -----------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................        166,755           (11,966,319)
                                                                                            =================  ==================




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                                    STATEMENTS OF OPERATIONS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                  Small
                                                                                                 Company            Global
                                                                                                  Value              Bond
                                                                                            ------------------   --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................     $         -         390,804
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............        (226,528)       (384,507)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................         (53,204)        (57,734)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................          (6,382)         (6,925)
     Administrative charges (MegAnnuity) (note 3)...........................................            (700)           (140)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................               -               -
     Administrative charges (Adjustable Income Annuity) (note 3)............................               -               -
                                                                                            ------------------   --------------

        Investment income (loss) - net .....................................................        (286,814)        (58,502)
                                                                                            ------------------   --------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................       1,326,912               -
                                                                                            ------------------   --------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,111,218       3,471,714
        Cost of investments sold ...........................................................      (6,950,950)     (3,617,478)
                                                                                            ------------------   --------------

                                                                                                   1,160,268        (145,764)
                                                                                            ------------------   --------------

        Net realized gains (losses) on investments .........................................       2,487,180        (145,764)
                                                                                            ------------------   --------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................         408,180        (682,425)
                                                                                            ------------------   --------------

        Net gains (losses) on investments ..................................................       2,895,360        (828,189)
                                                                                            ------------------   --------------

Net increase (decrease) in net assets resulting from operations ............................   $   2,608,546        (886,691)
                                                                                            ==================   ==============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------

                                                                                              Index 400        Macro-Cap
                                                                                               Mid-Cap           Value
                                                                                            ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................      186,399           47,895
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............     (217,656)        (211,842)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................      (48,033)         (33,799)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................       (5,761)          (4,054)
     Administrative charges (MegAnnuity) (note 3)...........................................         (806)            (392)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................            -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................            -                -
                                                                                            ---------------  ---------------

        Investment income (loss) - net .....................................................      (85,857)        (202,192)
                                                                                            ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................    1,061,289                 -
                                                                                            ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................    6,481,635         7,119,176
        Cost of investments sold ...........................................................   (6,610,945)       (7,969,071)
                                                                                            ---------------  ---------------

                                                                                                 (129,310)         (849,895)
                                                                                            ---------------  ---------------

        Net realized gains (losses) on investments .........................................      931,979          (849,895)
                                                                                            ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................   (1,430,377)         (857,852)
                                                                                            ---------------  ---------------

        Net gains (losses) on investments ..................................................     (498,398)       (1,707,747)
                                                                                            ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (584,255)       (1,909,939)
                                                                                            ===============  ===============



                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------------------
                                                                                                                    Real
                                                                                                Micro-Cap          Estate
                                                                                                  Growth         Securities
                                                                                              ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................              -          392,283
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (321,429)        (101,469)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................        (58,183)         (17,435)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................         (6,979)          (2,091)
     Administrative charges (MegAnnuity) (note 3)...........................................           (640)            (247)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................              -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................              -                -
                                                                                              ---------------  ---------------

        Investment income (loss) - net .....................................................       (387,231)         271,041
                                                                                              ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................         102,649               -
                                                                                              ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,408,665       2,450,523
        Cost of investments sold ...........................................................     (10,646,622)     (2,462,918)
                                                                                              ---------------  ---------------

                                                                                                  (2,237,957)        (12,395)
                                                                                              ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (2,135,308)        (12,395)
                                                                                              ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................     (2,236,324)         583,655
                                                                                              ---------------  ---------------

        Net gains (losses) on investments ..................................................     (4,371,632)         571,260
                                                                                              ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (4,758,863)         842,301
                                                                                              ===============  ===============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------
                                                                                               Templeton        Templeton
                                                                                               Developing         Asset
                                                                                                Markets          Strategy
                                                                                             ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................         8,520          111,666
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (77,284)          (6,924)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................       (24,008)          (7,206)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................        (2,880)            (864)
     Administrative charges (MegAnnuity) (note 3)...........................................          (185)             (19)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................             -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................             -                -
                                                                                             ---------------  ---------------

        Investment income (loss) - net .....................................................       (95,837)          96,653
                                                                                             ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................        61,029                -
                                                                                             ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................     1,722,781          230,861
        Cost of investments sold ...........................................................    (2,239,532)        (264,928)
                                                                                             ---------------  ---------------

                                                                                                  (516,751)         (34,067)
                                                                                             ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (455,722)         (34,067)
                                                                                             ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................      (263,748)        (162,735)
                                                                                             ---------------  ---------------

        Net gains (losses) on investments ..................................................      (719,470)        (196,802)
                                                                                             ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................      (815,307)        (100,149)
                                                                                             ===============  ===============





See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                     Fidelity          Fidelity
                                                                                    Franklin           VIP                VIP
                                                                                    Small Cap         Mid Cap          Contrafund
                                                                                  --------------  ---------------   ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....        $   18,600               -          132,852
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)..           (25,413)       (163,016)        (145,978)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...           (33,039)        (79,224)         (96,434)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ..........            (3,963)         (9,503)         (11,567)
     Administrative charges (MegAnnuity) (note 3) ............................               (42)           (798)            (530)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ......                 -               -                -
     Administrative charges (Adjustable Income Annuity) (note 3) .............                 -               -                -
                                                                                      ----------      ----------       ----------

        Investment income (loss) - net .......................................           (43,857)       (252,541)        (121,657)
                                                                                      ----------      ----------       ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........                 -               -          498,271
                                                                                      ----------      ----------       ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ..................................................           664,703       4,410,935        3,298,367
        Cost of investments sold .............................................          (815,658)     (4,491,877)      (4,001,036)
                                                                                      ----------      ----------       ----------

                                                                                        (150,955)        (80,942)        (702,669)
                                                                                      ----------      ----------       ----------

        Net realized gains (losses) on investments ...........................          (150,955)        (80,942)        (204,398)
                                                                                      ----------      ----------       ----------


        Net change in unrealized appreciation or depreciation
           of investments ....................................................          (363,329)       (528,418)      (2,416,985)
                                                                                      ----------      ----------       ----------

        Net gains (losses) on investments ....................................          (514,284)       (609,360)      (2,621,383)
                                                                                      ----------      ----------       ----------

Net increase (decrease) in net assets resulting from operations ..............        $ (558,141)       (861,901)      (2,743,040)
                                                                                      ==========      ==========       ==========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                             Fidelity     Janus Aspen   Janus Aspen    Credit Suisse
                                                                                VIP         Capital    International    Global Post-
                                                                           Equity-Income  Appreciation    Growth     Venture Capital
                                                                           ------------- ------------- -------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund
       (note 4) ........................................................         175,255      227,190      138,700            -
     Mortality and expense charges (MultiOption Flex/Single/Select)
       (note 3).........................................................        (123,790)    (206,796)    (160,027)      (3,625)
     Mortality and expense charges (MultiOption Classic/Achiever)
       (note 3).........................................................         (79,414)    (115,837)     (81,872)      (6,283)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ....          (9,525)     (13,894)      (9,820)        (754)
     Administrative charges (MegAnnuity) (note 3) ......................            (504)        (640)        (484)          (5)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).               -            -            -            -
     Administrative charges (Adjustable Income Annuity) (note 3) .......               -            -            -            -
                                                                              ----------   ----------   ----------   ----------

        Investment income (loss) - net .................................         (37,978)    (109,977)    (113,503)     (10,667)
                                                                              ----------   ----------   ----------   ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..         504,292            -            -            -
                                                                              ----------   ----------   ----------   ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................       1,936,106    5,419,059    3,545,189      330,936
        Cost of investments sold .......................................      (2,037,017)  (7,834,328)  (5,567,902)    (438,660)
                                                                              ----------   ----------   ----------   ----------

                                                                                (100,911)  (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------

        Net realized gains (losses) on investments .....................         403,381   (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................      (1,289,643)  (4,636,027)  (3,641,922)    (140,812)
                                                                              ----------   ----------   ----------   ----------

        Net gains (losses) on investments ..............................        (886,262)  (7,051,296)  (5,664,635)    (248,536)
                                                                              ----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations ........        (924,240)  (7,161,273)  (5,778,138)    (259,203)
                                                                              ==========   ==========   ==========   ==========




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                                                        MONEY
                                                                        GROWTH           BOND           MARKET
                                                                      ------------   -------------  --------------
Operations:
     Investment income (loss) - net ...............................  $  (2,280,743)     12,737,432       1,542,140
     Net realized gains (losses) on investments ...................     17,444,531         114,094               -
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (77,895,141)     (4,892,896)              -
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (62,731,353)      7,958,630       1,542,140
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     10,086,516      18,192,981      59,023,454
        MultiOption Classic/Achiever ..............................      6,028,840      12,165,387      28,700,388
        MegAnnuity ................................................      1,043,473       1,409,273       3,095,448
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (41,321,119)    (19,702,710)    (47,048,535)
        MultiOption Classic/Achiever ..............................     (1,684,933)     (1,594,115)    (23,997,060)
        MegAnnuity ................................................     (1,410,456)     (1,316,793)     (2,178,604)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (5,100)           (760)           (313)
        MultiOption Classic/Achiever ..............................              3            (428)              -
        MegAnnuity ................................................            (31)            (83)              -
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (264,450)       (222,295)        (30,184)
        MultiOption Classic/Achiever ..............................        (27,190)        (53,069)        (10,129)
        MegAnnuity ................................................         (5,035)         (2,056)              -
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (27,559,482)      8,875,332      17,554,465
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (90,290,835)     16,833,962      19,096,605

Net assets at the beginning of year ...............................    250,151,784     119,883,733      53,990,221
                                                                     -------------   -------------   -------------

Net assets at the end of year .....................................  $ 159,860,949     136,717,695      73,086,826
                                                                     =============   =============   =============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                         ASSET         MORTGAGE           INDEX           CAPITAL
                                                                      ALLOCATION      SECURITIES           500          APPRECIATION
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................      2,419,575      13,096,185        (918,346)     (2,066,228)
     Net realized gains (losses) on investments ...................     30,932,298         948,443      12,483,839      48,160,273
     Net change in unrealized appreciation or depreciation
        of investments ............................................   (107,229,500)     (5,803,739)    (59,177,857)   (105,213,252)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (73,877,627)      8,240,889     (47,612,364)    (59,119,207)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     13,663,875      26,621,194      17,255,786       6,151,204
        MultiOption Classic/Achiever ..............................      9,538,808      20,289,595      11,029,755       3,298,061
        MegAnnuity ................................................        866,771       1,116,618       2,185,449         592,549
        Adjustable Income Annuity .................................              -               -       5,215,886               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (84,633,135)    (18,176,515)    (56,539,241)    (35,907,111)
        MultiOption Classic/Achiever ..............................     (6,264,052)     (3,245,732)     (3,205,633)     (1,019,427)
        MegAnnuity ................................................     (1,764,676)       (503,949)     (2,199,505)     (1,255,993)
        Adjustable Income Annuity .................................              -               -      (4,939,393)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (28,921)          2,472         (25,318)        (10,269)
        MultiOption Classic/Achiever ..............................           (157)         (1,181)           (541)            185
        MegAnnuity ................................................            (86)              2            (259)            (21)
        Adjustable Income Annuity .................................              -               -         922,269               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (665,516)       (184,148)       (502,563)       (268,691)
        MultiOption Classic/Achiever ..............................        (15,379)        (13,722)        (61,780)        (21,611)
        MegAnnuity ................................................        (24,334)           (562)         (4,949)         (2,465)
        Adjustable Income Annuity .................................              -               -      (2,133,724)              -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (69,326,802)     25,904,072     (33,003,761)    (28,443,587)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................   (143,204,429)     34,144,961     (80,616,125)    (87,562,794)

Net assets at the beginning of year ...............................    477,487,171     102,774,199     363,618,308     240,697,829
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year .....................................    334,282,742     136,919,160     283,002,183     153,135,035
                                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 2001

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $   5,171,212       (1,336,180)         321,328
     Net realized gains (losses) on investments ...........................      14,994,802       37,335,600           28,803
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (44,770,596)     (59,319,337)         112,049
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........     (24,604,582)     (23,319,917)         462,180
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................       6,792,408        5,509,192          980,548
        MultiOption Classic/Achiever ......................................       4,258,361        3,265,758           10,855
        MegAnnuity ........................................................       1,078,325          505,694           25,340
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (33,691,697)     (21,332,603)      (1,045,734)
        MultiOption Classic/Achiever ......................................        (947,084)      (1,071,471)         (26,916)
        MegAnnuity ........................................................      (1,761,063)        (925,593)      (1,289,407)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (5,625)          (9,842)             (48)
        MultiOption Classic/Achiever ......................................            (137)            (176)              --
        MegAnnuity ........................................................            (288)             (29)               1
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (305,253)        (219,773)          (2,478)
        MultiOption Classic/Achiever ......................................          (7,467)          (4,147)              --
        MegAnnuity ........................................................         (11,304)            (954)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (24,600,824)     (14,283,944)      (1,347,839)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (49,205,406)     (37,603,861)        (885,659)

Net assets at the beginning of year .......................................     204,080,280      143,956,181        8,579,902
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 154,874,874      106,352,320        7,694,243
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            333,622          557,137         (143,728)
     Net realized gains (losses) on investments ...........................             78,786           85,793       (1,118,873)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................             77,124         (476,175)     (10,703,718)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            489,532          166,755      (11,966,319)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................          2,814,823        1,804,178        6,524,582
        MultiOption Classic/Achiever ......................................            121,144           39,550        3,177,504
        MegAnnuity ........................................................            307,331          122,476          337,749
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,355,238)      (1,532,887)     (18,803,700)
        MultiOption Classic/Achiever ......................................            (42,922)         (35,066)        (773,549)
        MegAnnuity ........................................................            (32,348)        (204,630)        (338,561)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,675)          (1,619)          (6,284)
        MultiOption Classic/Achiever ......................................                 --               --              (99)
        MegAnnuity ........................................................                 (9)              --              (33)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (31,940)         (31,130)        (210,702)
        MultiOption Classic/Achiever ......................................                 --               --           (3,550)
        MegAnnuity ........................................................             (3,300)              --           (1,058)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............          1,775,866          160,872      (10,097,701)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................          2,265,398          327,627      (22,064,020)

Net assets at the beginning of year .......................................          6,427,154        5,512,842      107,444,763
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          8,692,552        5,840,469       85,380,743
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY        GLOBAL      INDEX 400     MACRO-CAP
                                                                                VALUE          BOND        MID-CAP        VALUE
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................  $   (286,814)      (58,502)      (85,857)     (202,192)
     Net realized gains (losses) on investments ...........................     2,487,180      (145,764)      931,979      (849,895)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................       408,180      (682,425)   (1,430,377)     (857,852)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........     2,608,546      (886,691)     (584,255)   (1,909,939)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    10,824,632     2,205,693     4,094,858     3,294,368
        MultiOption Classic/Achiever ......................................     4,274,965     3,194,978     2,338,091     2,257,223
        MegAnnuity ........................................................       507,905        17,236       137,002       186,496
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,838,968)   (2,451,032)   (5,477,900)   (6,420,190)
        MultiOption Classic/Achiever ......................................      (827,001)     (532,392)     (598,273)     (389,578)
        MegAnnuity ........................................................      (100,516)      (12,961)      (98,032)      (17,620)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................        (3,207)          776          (457)          393
        MultiOption Classic/Achiever ......................................        (2,787)         (863)          (56)       (1,036)
        MegAnnuity ........................................................            --             2            --            (1)
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (40,916)      (20,022)      (22,471)      (24,412)
        MultiOption Classic/Achiever ......................................       (10,945)       (5,859)      (12,134)      (16,561)
        MegAnnuity ........................................................           (64)          (56)          (57)          (84)
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............     7,783,098     2,395,500       360,571    (1,131,003)
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    10,391,644     1,508,809      (223,684)   (3,040,942)

Net assets at the beginning of year .......................................    16,728,288    34,615,591    22,108,565    20,457,888
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................  $ 27,119,932    36,124,400    21,884,881    17,416,946
                                                                             ============  ============  ============  ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                               REAL       TEMPLETON     TEMPLETON
                                                                               MICRO-CAP      ESTATE      DEVELOPING      ASSET
                                                                                GROWTH      SECURITIES      MARKETS      STRATEGY
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................      (387,231)      271,041       (95,837)       96,653
     Net realized gains (losses) on investments ...........................    (2,135,308)      (12,395)     (455,722)      (34,067)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (2,236,324)      583,655      (263,748)     (162,735)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........    (4,758,863)      842,301      (815,307)     (100,149)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     2,675,725     3,552,503       546,740     1,241,844
        MultiOption Classic/Achiever ......................................     2,543,006     2,080,682       781,856     1,039,874
        MegAnnuity ........................................................        94,341       209,909        36,709        62,009
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,704,780)   (1,911,551)   (1,305,686)     (190,301)
        MultiOption Classic/Achiever ......................................    (1,171,087)     (364,755)     (235,020)      (19,997)
        MegAnnuity ........................................................      (105,203)      (44,705)      (48,098)       (5,074)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (171)         (120)       (1,080)           --
        MultiOption Classic/Achiever ......................................          (434)         (301)         (774)          (13)
        MegAnnuity ........................................................            --            --            (1)           --
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (25,940)       (6,418)      (24,855)           --
        MultiOption Classic/Achiever ......................................       (13,749)       (1,432)       (2,892)         (463)
        MegAnnuity ........................................................           (70)           --           (18)           --
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............    (2,708,362)    3,513,812      (253,119)    2,127,879
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    (7,467,225)    4,356,113    (1,068,426)    2,027,730

Net assets at the beginning of year .......................................    37,217,377     8,022,556     8,916,245       191,878
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................    29,750,152    12,378,669     7,847,819     2,219,608
                                                                             ============  ============  ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ----------------------------------------------------

                                                                                           FIDELITY    FIDELITY     FIDELITY
                                                                              FRANKLIN       VIP          VIP          VIP
                                                                              SMALL CAP     MID CAP    CONTRAFUND  EQUITY-INCOME
                                                                             -----------  -----------  ----------- -------------
Operations:
     Investment income (loss) - net .......................................  $   (43,857)    (252,541)    (121,657)      (37,978)
     Net realized gains (losses) on investments ...........................     (150,955)     (80,942)    (204,398)      403,381
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (363,329)    (528,418)  (2,416,985)   (1,289,643)
                                                                             -----------  -----------  ----------- -------------

Net increase (decrease) in net assets resulting from operations ...........     (558,141)    (861,901)  (2,743,040)     (924,240)
                                                                             -----------  -----------  ----------- -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    2,505,342    3,145,949    3,423,303     9,483,718
        MultiOption Classic/Achiever ......................................    2,884,392    3,636,395    4,699,169     6,322,845
        MegAnnuity ........................................................       92,420      117,742      174,173       389,754
        Adjustable Income Annuity .........................................           --           --           --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (363,137)  (3,377,930)  (2,359,640)   (1,069,899)
        MultiOption Classic/Achiever ......................................     (234,906)    (570,118)    (444,531)     (305,024)
        MegAnnuity ........................................................           --     (198,195)    (225,238)     (334,703)
        Adjustable Income Annuity .........................................           --           --           --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          173          193          107            13
        MultiOption Classic/Achiever ......................................           --         (867)          89          (100)
        MegAnnuity ........................................................            2            1           --             1
        Adjustable Income Annuity .........................................           --           --           --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (4,373)      (4,235)      (7,904)       (7,205)
        MultiOption Classic/Achiever ......................................           --       (7,239)      (6,742)       (5,941)
        MegAnnuity ........................................................           (5)          (5)          --           (14)
        Adjustable Income Annuity .........................................           --           --           --            --
                                                                             -----------  -----------  ----------- -------------

Increase in net assets from contract transactions .........................    4,879,909    2,741,691    5,252,787    14,473,445
                                                                             -----------  -----------  ----------- -------------
Increase in net assets ....................................................    4,321,768    1,879,790    2,509,746    13,549,205

Net assets at the beginning of year .......................................    2,531,218   19,104,947   18,991,425    10,037,947
                                                                             -----------  -----------  ----------- -------------

Net assets at the end of year .............................................  $ 6,852,986   20,984,737   21,501,171    23,587,152
                                                                             ===========  ===========  =========== =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------

                                                                              JANUS ASPEN     JANUS ASPEN   CREDIT SUISSE
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                              APPRECIATION      GROWTH      VENTURE CAPITAL
                                                                              ------------   -------------  ---------------
Operations:
     Investment income (loss) - net .......................................       (109,977)       (113,503)         (10,667)
     Net realized gains (losses) on investments ...........................     (2,415,269)     (2,022,713)        (107,724)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (4,636,027)     (3,641,922)        (140,812)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,161,273)     (5,778,138)        (259,203)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      2,648,153       2,841,311          313,174
        MultiOption Classic/Achiever ......................................      4,328,073       3,889,896          619,197
        MegAnnuity ........................................................        233,032         205,795            1,186
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (3,885,686)     (2,736,852)        (111,766)
        MultiOption Classic/Achiever ......................................       (968,060)       (384,028)        (207,007)
        MegAnnuity ........................................................       (213,870)       (153,916)          (1,495)
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................            (66)            148               --
        MultiOption Classic/Achiever ......................................           (745)           (462)              --
        MegAnnuity ........................................................              2               1               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (4,140)         (6,584)              --
        MultiOption Classic/Achiever ......................................         (9,307)        (11,281)              --
        MegAnnuity ........................................................            (19)            (10)              --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................      2,127,367       3,644,018          613,289
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     (5,033,906)     (2,134,120)         354,086

Net assets at the beginning of year .......................................     29,358,137      21,329,235          631,052
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     24,324,231      19,195,115          985,138
                                                                              ============   =============  ===============



See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------------
                                                                                                            MONEY
                                                                            GROWTH          BOND            MARKET
                                                                       ---------------  ------------     ------------
Operations:
    Investment income (loss) - net ...............................    $  (3,962,879)       5,695,286       2,513,988
    Net realized gains (losses) on investments ...................       28,568,745       (1,880,231)              -
    Net change in unrealized appreciation or depreciation
       of investments ............................................      (98,769,669)       6,286,581               -
                                                                      -------------     ------------     -----------

Net increase (decrease) in net assets resulting from operations ..      (74,163,803)      10,101,636       2,513,988
                                                                      -------------     ------------     -----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................       26,714,125        7,646,679      33,530,008
      MultiOption Classic/Achiever ...............................       13,419,320        7,035,800      42,215,719
      MegAnnuity .................................................        2,994,907          342,905       1,013,057
      Adjustable Income Annuity ..................................                -                -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................      (55,386,334)     (25,870,798)    (70,295,339)
      MultiOption Classic/Achiever ...............................       (1,488,374)        (673,275)    (31,596,179)
      MegAnnuity .................................................       (1,969,332)      (1,728,203)     (1,100,211)
      Adjustable Income Annuity ..................................                -                -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................           22,451           30,404             705
      MultiOption Classic/Achiever ...............................              174              623           1,614
      MegAnnuity .................................................              117              (54)              -
      Adjustable Income Annuity ..................................                -                -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................         (413,910)        (206,773)        (31,005)
      MultiOption Classic/Achiever ...............................          (10,384)          (5,340)         (8,724)
      MegAnnuity .................................................           (8,781)          (1,911)              -
      Adjustable Income Annuity ..................................                -                -               -
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets from contract transactions .....      (16,126,021)     (13,429,943)    (26,270,355)
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets ................................      (90,289,824)      (3,328,307)    (23,756,367)

Net assets at the beginning of year ..............................      340,441,608      123,212,040      77,746,588
                                                                      -------------     ------------     -----------

Net assets at the end of year ....................................    $ 250,151,784      119,883,733      53,990,221
                                                                      =============     ============     ===========


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                          ASSET           MORTGAGE        INDEX          CAPITAL
                                                                         ALLOCATION       SECURITIES       500         APPRECIATION
                                                                     ----------------   -------------  -----------   ---------------
Operations:
    Investment income (loss) - net ...............................       5,417,363        5,160,916     (1,858,134)      (3,415,827)
    Net realized gains (losses) on investments ...................      43,222,279         (228,398)    34,073,913       41,410,252
    Net change in unrealized appreciation or depreciation
       of investments ............................................    (109,938,998)       4,726,003    (74,944,427)     (68,414,537)
                                                                      ------------     ------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations ..     (61,299,356)       9,658,521    (42,728,648)     (30,420,112)
                                                                      ------------     ------------   ------------     ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................      30,871,734        8,476,428     34,658,854       14,816,739
      MultiOption Classic/Achiever ...............................      22,438,491        9,228,001     17,690,465        6,717,710
      MegAnnuity .................................................       1,079,614          280,300      2,793,294        1,982,262
      Adjustable Income Annuity ..................................               -                -      6,354,182                -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................     (79,576,540)     (21,680,631)   (74,427,900)     (49,290,448)
      MultiOption Classic/Achiever ...............................      (2,394,599)        (606,232)    (1,365,830)        (668,681)
      MegAnnuity .................................................      (1,340,764)        (948,108)    (3,057,694)      (1,402,231)
      Adjustable Income Annuity ..................................               -                -       (386,582)               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................          16,884           31,321        (12,501)         (13,456)
      MultiOption Classic/Achiever ...............................             411              421            594              102
      MegAnnuity .................................................             985                -           (222)              40
      Adjustable Income Annuity ..................................               -                -       (185,901)               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................        (802,272)        (153,042)      (531,645)        (382,162)
      MultiOption Classic/Achiever ...............................          (8,208)          (2,497)       (31,142)          (3,561)
      MegAnnuity .................................................         (32,168)               -         (6,758)          (3,448)
      Adjustable Income Annuity ..................................               -                -     (2,412,500)               -
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets from contract transactions .....     (29,746,432)      (5,374,039)   (20,921,286)     (28,247,134)
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets ................................     (91,045,788)       4,284,482    (63,649,934)     (58,667,246)

Net assets at the beginning of year ..............................     568,532,959       98,489,717    427,268,242      299,365,075
                                                                      ------------     ------------   ------------     ------------

Net assets at the end of year ....................................     477,487,171      102,774,199    363,618,308      240,697,829
                                                                      ============     ============   ============     ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $     928,616       (2,041,916)         389,636
     Net realized gains (losses) on investments ...........................      23,930,438       19,913,532          (64,993)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (26,208,897)     (38,881,029)         248,657
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........      (1,349,843)     (21,009,413)         573,300
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      14,360,982       18,734,348          206,299
        MultiOption Classic/Achiever ......................................       6,164,824        8,320,627          283,593
        MegAnnuity ........................................................       2,592,381        1,816,508               --
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (40,575,277)     (26,872,181)      (1,101,900)
        MultiOption Classic/Achiever ......................................        (490,307)      (1,130,156)         (19,362)
        MegAnnuity ........................................................      (2,611,089)      (1,013,227)      (1,518,827)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................           7,954)           1,399              (40)
        MultiOption Classic/Achiever ......................................             165              277               --
        MegAnnuity ........................................................             (80)             (36)              --
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (339,896)        (305,047)          (2,493)
        MultiOption Classic/Achiever ......................................          (2,583)          (1,772)              --
        MegAnnuity ........................................................         (12,660)          (1,381)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (20,905,586)        (450,641)      (2,152,730)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (22,255,429)     (21,460,054)      (1,579,430)

Net assets at the beginning of year .......................................     226,335,709      165,416,235       10,159,332
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 204,080,280      143,956,181        8,579,902
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            292,615          252,614         (440,108)
     Net realized gains (losses) on investments ...........................            (37,975)         (25,037)         255,837
     Net change in unrealized appreciation or depreciation
        of investments ....................................................            550,702          689,359       (3,877,743)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            805,342          916,936       (4,062,014)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................            310,444          308,660        7,970,530
        MultiOption Classic/Achiever ......................................            181,528          528,932        3,085,961
        MegAnnuity ........................................................              4,814               --          457,252
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,022,949)      (1,118,230)     (33,111,539)
        MultiOption Classic/Achiever ......................................            (10,980)         (31,564)        (193,315)
        MegAnnuity ........................................................            (66,261)              --         (649,526)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,287)          (1,228)          15,345
        MultiOption Classic/Achiever ......................................                 --               --               (7)
        MegAnnuity ........................................................                 (9)              --              (29)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (29,607)         (28,540)        (238,379)
        MultiOption Classic/Achiever ......................................                 --               --             (862)
        MegAnnuity ........................................................             (3,142)              --           (1,155)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............           (637,449)        (341,970)     (22,665,724)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................            167,893          574,966      (26,727,738)

Net assets at the beginning of year .......................................          6,259,261        4,937,876      134,172,501
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          6,427,154        5,512,842      107,444,763
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2000

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400     MACRO-CAP
                                                                        VALUE           BOND           MID-CAP       VALUE
                                                                      ------------   -------------  ------------  ------------
Operations:
     Investment income (loss) - net ...............................   $ (106,973)       (389,321)        (34,069)   (171,559)
     Net realized gains (losses) on investments ...................       (4,485)       (265,699)      3,145,176     378,940
     Net change in unrealized appreciation or depreciation
        of investments ............................................     3,384,054        792,162        (584,218) (1,930,027)
                                                                       ----------     ----------      ----------  ----------

Net increase (decrease) in net assets resulting from operations ...     3,272,596        137,142       2,526,889  (1,722,646)
                                                                       ----------     ----------      ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     3,680,102      3,109,758       6,263,541   5,444,040
        MultiOption Classic/Achiever ..............................     2,077,512     31,114,185       2,930,638   2,044,865
        MegAnnuity ................................................       141,408         59,680         258,701      23,320
        Adjustable Income Annuity .................................            --             --              --          --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (2,247,056)    (2,283,569)     (5,984,289) (3,381,958)
        MultiOption Classic/Achiever ..............................      (138,881)      (206,940)       (224,583)   (258,681)
        MegAnnuity ................................................      (141,389)      (103,450)       (190,172)   (280,690)
        Adjustable Income Annuity .................................            --             --              --          --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (1,439)         1,167             499         161
        MultiOption Classic/Achiever ..............................           260            278             430          66
        MegAnnuity ................................................            --              1              (1)         (1)
        Adjustable Income Annuity .................................            --             --              --          --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (31,668)       (15,002)        (19,593)    (20,533)
        MultiOption Classic/Achiever ..............................        (1,612)        (1,795)         (7,603)     (7,353)
        MegAnnuity ................................................           (61)           (56)            (70)       (117)
        Adjustable Income Annuity .................................            --             --              --          --
                                                                       ----------     ----------      ----------  ----------

Increase in net assets from contract transactions .................     3,337,176      3,674,257       3,027,498   3,568,119
                                                                       ----------     ----------      ----------  ----------

Increase (decrease) in net assets .................................     6,609,772      3,811,399       5,554,387   1,845,473

Net assets at the beginning of period .............................    10,118,516     30,804,192      16,554,178  18,612,415
                                                                       ----------     ----------      ----------  ----------

Net assets at the end of period ...................................   $16,728,288     34,615,591      22,108,565  20,457,888
                                                                       ==========     ==========      ==========  ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                                          REAL         TEMPLETON       TEMPLETON
                                                                      MICRO-CAP          ESTATE        DEVELOPING         ASSET
                                                                       GROWTH          SECURITIES       MARKETS       STRATEGY(b)
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................    (524,098)         360,984          (47,668)           (437)
     Net realized gains (losses) on investments ...................   8,044,856          (54,359)         180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................ (19,551,184)       1,070,805       (3,807,825)          4,421
                                                                     ----------       ----------        ---------        --------

Net increase (decrease) in net assets resulting from operations ... (12,030,426)       1,377,430       (3,674,761)          3,995
                                                                     ----------       ----------        ---------        --------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................  21,109,276        1,391,449        4,136,077          34,863
        MultiOption Classic/Achiever ..............................   5,893,283          587,445        2,133,566         153,718
        MegAnnuity ................................................     866,777           94,569          129,096             300
        Adjustable Income Annuity .................................          --               --               --              --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................  (8,622,706)        (475,761)      (2,442,796)           (998)
        MultiOption Classic/Achiever ..............................    (860,923)         (59,993)        (206,181)             --
        MegAnnuity ................................................    (708,706)         (57,583)        (226,479)             --
        Adjustable Income Annuity .................................          --               --               --              --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................      (2,213)             114           (1,620)             --
        MultiOption Classic/Achiever ..............................         (39)             (47)              80              --
        MegAnnuity ................................................          --               --               61              --
        Adjustable Income Annuity .................................          --               --               --              --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................     (29,875)          (2,369)         (34,078)             --
        MultiOption Classic/Achiever ..............................      (7,510)            (327)            (482)             --
        MegAnnuity ................................................        (112)              --              (29)             --
        Adjustable Income Annuity .................................          --               --               --              --
                                                                     ----------       ----------        ---------        --------

Increase in net assets from contract transactions .................  17,637,252        1,477,497        3,487,215         187,883
                                                                     ----------       ----------        ---------        --------

Increase (decrease) in net assets .................................   5,606,826        2,854,927         (187,546)        191,878

Net assets at the beginning of period .............................  31,610,551        5,167,629        9,103,791              --
                                                                     ----------       ----------        ---------        --------

Net assets at the end of period ...................................  37,217,377        8,022,556        8,916,245         191,878
                                                                     ==========       ==========        =========        ========


(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------

                                                                                          FIDELITY     FIDELITY       FIDELITY
                                                                             FRANKLIN        VIP          VIP            VIP
                                                                            SMALL CAP(b)  MID CAP(a)  CONTRAFUND(a) EQUITY-INCOME(a)
                                                                            ------------  ----------  ------------- ----------------
Operations:
     Investment income (loss) - net ....................................... $    (6,413)      (65,252)     (144,456)       (62,802)
     Net realized gains (losses) on investments ...........................          25        12,538        13,731         31,512
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (308,900)    1,274,576    (1,244,410)       884,933
                                                                            -----------   -----------   -----------  -------------

Net increase (decrease) in net assets resulting from operations ...........    (315,290)    1,221,862    (1,375,135)       853,643
                                                                            -----------   -----------   -----------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................   1,211,559    13,818,767    14,374,122      6,261,192
        MultiOption Classic/Achiever ......................................   1,647,453     5,034,834     6,572,694      3,525,547
        MegAnnuity ........................................................       2,072       574,833       456,150        275,012
        Adjustable Income Annuity .........................................          --            --            --             --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................      (9,883)   (1,054,880)     (839,532)      (687,717)
        MultiOption Classic/Achiever ......................................      (4,735)     (458,759)     (185,320)      (165,261)
        MegAnnuity ........................................................          (7)      (28,069)       (7,194)       (23,105)
        Adjustable Income Annuity .........................................          --            --            --             --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          64            64           421            701
        MultiOption Classic/Achiever ......................................          --          (116)          284            249
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (15)       (1,260)       (3,476)          (904)
        MultiOption Classic/Achiever ......................................          --        (2,329)       (1,589)        (1,410)
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Increase in net assets from contract transactions .........................   2,846,508    17,883,085    20,366,560      9,184,304
                                                                            -----------   -----------   -----------  -------------
Increase in net assets ....................................................   2,531,218    19,104,947    18,991,425     10,037,947

Net assets at the beginning of year .......................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Net assets at the end of year ............................................. $ 2,531,218    19,104,947    18,991,425     10,037,947
                                                                            ===========   ===========   ===========  =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------
                                                                              JANUS ASPEN     JANUS ASPEN   WARBURG PINCUS
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                             APPRECIATION(a)   GROWTH(a)   VENTURE CAPITAL(a)
                                                                             --------------- ------------- ------------------
Operations:
     Investment income (loss) - net .......................................        (32,363)         65,725           (1,275)
     Net realized gains (losses) on investments ...........................       (108,147)        478,457           63,742
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (7,063,576)     (6,708,876)        (168,761)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,204,086)     (6,164,694)        (106,294)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     27,556,217      21,484,717          299,553
        MultiOption Classic/Achiever ......................................     10,742,548       7,314,025          439,779
        MegAnnuity ........................................................        672,636         604,272            5,522
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (1,957,646)     (1,345,000)          (7,508)
        MultiOption Classic/Achiever ......................................       (420,568)       (452,727)              --
        MegAnnuity ........................................................        (26,493)       (104,056)              --
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             99              76               --
        MultiOption Classic/Achiever ......................................            359             970               --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (2,060)         (2,459)              --
        MultiOption Classic/Achiever ......................................         (2,869)         (5,889)              --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................     36,562,223      27,493,929          737,346
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     29,358,137      21,329,235          631,052

Net assets at the beginning of year .......................................             --              --               --
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     29,358,137      21,329,235          631,052
                                                                              ============   =============  ===============

(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000

(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges and administrative charges); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust; Fidelity VIP Mid Cap, Fidelity VIP Contrafund, and Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund; Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series; and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

      Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   Summary of Significant Accounting Policies

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $3,921,451 and $4,223,316, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $500,225 and $60,773, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2001 and 2000.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:
      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

              A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $5,118 and $2,172, respectively.

              A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $28,646 and $48,644, respectively.

              A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $2,242 and $80, respectively.


      To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT


(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2001:


      Growth ....................................   $47,772,746
      Bond ......................................    46,087,648
      Money Market ..............................    93,117,985
      Asset Allocation ..........................    80,554,232
      Mortgage Securities .......................    62,633,401
      Index 500 .................................    42,072,274
      Capital Appreciation ......................    68,462,286
      International Stock .......................    37,580,937
      Small Company Growth ......................    54,812,690
      Maturing Government Bond 2002 .............     1,425,787
      Maturing Government Bond 2006 .............     3,669,271
      Maturing Government Bond 2010 .............     2,596,140
      Value Stock ...............................    11,054,330
      Small Company Value .......................    16,934,414
      Global Bond ...............................     5,808,712
      Index 400 .................................     7,817,638
      Macro-Cap Value ...........................     5,785,981
      Micro-Cap Growth ..........................     5,415,721
      Real Estate Securities ....................     6,235,376
      Templeton Developing Market Securities
        Fund ....................................     1,434,854
      Templeton Asset Strategy Fund .............     2,455,393
      Franklin Small Cap Fund ...................     5,500,755
      VIP Mid Cap Portfolio .....................     6,900,085
      VIP Contrafund Portfolio ..................     8,927,767
      VIP Equity-Income Portfolio ...............    16,875,865
      Capital Appreciation Portfolio ............     7,436,449
      International Growth Portfolio ............     7,075,704
      Global Post-Venture Capital Portfolio .....       933,558


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:


                                                                      SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------
                                                                              MONEY           ASSET          MORTGAGE
                                              GROWTH           BOND           MARKET        ALLOCATION      SECURITIES
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 1999 ................     49,216,657      48,459,470      41,200,616     121,522,399      40,937,593
                Contract purchase
                    payments ...........      4,069,809       3,108,355      18,766,332       6,626,958       3,538,391
                Contract terminations,
                    withdrawal payments
                    and charges ........     (8,545,158)    (10,619,231)    (39,634,127)    (17,625,378)     (9,153,547)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2000 ................     44,741,308      40,948,594      20,332,821     110,523,979      35,322,437
                                           ============    ============    ============    ============    ============
                 Contract purchase
                     payments ..........      2,386,244       6,629,588      31,782,472       3,764,276       9,835,724
                Contract terminations,
                     withdrawal payments
                     and charges .......    (10,130,967)     (7,253,000)    (25,360,133)    (24,585,662)     (6,801,904)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2001 ................     36,996,585      40,325,182      26,755,160      89,702,593      38,356,257
                                           ============    ============    ============    ============    ============

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                                                                          SMALL         MATURING
                                              INDEX         CAPITAL     INTERNATIONAL    COMPANY       GOVERNMENT
                                               500        APPRECIATION     STOCK          GROWTH        BOND 2002
                                           -----------    ------------   -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ................    64,735,863     49,725,886     89,983,922     61,721,924      5,090,494
                Contract purchase
                    payments ...........     6,100,097      2,568,458      5,998,945      6,971,325        146,581
                Contract terminations,
                    withdrawal payments
                    and charges ........   (13,416,073)    (8,556,553)   (17,139,284)   (10,351,772)      (789,454)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    57,419,887     43,737,791     78,843,583     58,341,477      4,447,621
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     3,664,536      1,457,671      3,055,548      2,996,786        635,902
                Contract terminations,
                    withdrawal payments
                    and charges ........   (12,354,714)    (8,642,728)   (15,603,177)   (11,913,372)      (678,387)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    48,729,709     36,552,734     66,295,954     49,424,891      4,405,136
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                            MATURING       MATURING                        SMALL
                                           GOVERNMENT     GOVERNMENT        VALUE         COMPANY        GLOBAL
                                            BOND 2006      BOND 2010        STOCK          VALUE          BOND
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 1999 ...............     3,776,193      3,079,844     61,230,340     10,422,707     28,982,189
                Contract purchase
                    payments ...........       204,580        194,573      3,841,699      3,841,143      3,063,104
                Contract terminations,
                    withdrawal payments
                    and charges ........      (695,657)      (739,699)   (16,214,869)    (2,382,902)    (2,250,784)
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 2000 ...............     3,285,116      2,534,718     48,857,170     11,880,948     29,794,509
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     1,638,226        984,549      3,386,013      8,644,537      2,125,147
                Contract terminations,
                    withdrawal payments
                    and charges ........      (778,207)      (846,703)    (9,876,119)    (5,554,913)    (2,382,365)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................     4,145,135      2,672,564     42,367,064     14,970,572     29,537,291
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------

                                           INDEX 400      MACRO-CAP      MICRO-CAP     REAL ESTATE
                                            MID-CAP         VALUE         GROWTH       SECURITIES
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............    11,781,426     14,276,707     11,992,142      6,242,074
               Contract purchase
                   payments ...........     4,431,877      4,431,030      7,783,876      1,485,072
               Contract terminations,
                   withdrawal payments
                   and charges ........    (4,337,690)    (2,760,283)    (3,472,302)      (523,435)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    11,875,613     15,947,454     16,303,716      7,203,711
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     2,923,984      3,099,648      1,591,287      3,385,738
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,948,511)    (6,153,028)    (4,026,851)    (1,860,618)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ...............    10,851,086     12,894,074     13,868,152      8,728,831
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------
                                           TEMPLETON      TEMPLETON
                                           DEVELOPING      ASSET         FRANKLIN     FIDELITY VIP
                                            MARKETS       STRATEGY       SMALL CAP       MID CAP
                                           SECURITIES       FUND           FUND         PORTFOLIO
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............     9,817,346             --             --             --
               Contract purchase
                   payments ...........     5,921,146         36,964      1,297,687     11,978,605
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,455,645)        (1,074)       (11,522)      (924,447)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    12,282,847         35,890      1,286,165     11,054,158
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     1,621,141      1,462,714      3,975,760      4,171,179
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,082,927)      (299,196)    (1,019,971)    (4,451,158)
                                          -----------    -----------    -----------    -----------

Units outstanding at
      December 31, 2001 ...............    10,821,061      1,199,408      4,241,954     10,774,179
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------
                                                                         JANUS ASPEN   JANUS ASPEN    CREDIT SUISSE
                                           FIDELITY VIP   FIDELITY VIP     CAPITAL     INTERNATIONAL    GLOBAL POST
                                            CONTRAFUND   EQUITY-INCOME   APPRECIATION     GROWTH      VENTURE CAPITAL
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                           -----------   -------------   ------------   -----------   ---------------
Units outstanding at
      December 31, 1999 ................            --             --             --             --             --
                Contract purchase
                   payments ............    14,119,670      6,105,114     27,008,407     20,021,442        320,561
                Contract terminations,
                   withdrawal payments
                   and charges .........      (861,120)      (655,873)    (2,099,804)    (1,463,574)        (8,696)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    13,258,550      5,449,241     24,908,603     18,557,868        311,865
                                           ===========    ===========    ===========    ===========    ===========
               Contract purchase
                   payments ............     5,565,427     10,456,743      5,909,919      6,163,402        459,201
               Contract terminations,
                   withdrawal payments
                   and charges .........    (4,340,323)    (2,697,700)    (8,061,242)    (6,404,843)      (170,761)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    14,483,654     13,208,284     22,757,280     18,316,427        600,306
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                          MONEY           ASSET           MORTGAGE
                                                          GROWTH           BOND          MARKET         ALLOCATION       SECURITIES
                                                        -------------  -------------  --------------  ---------------  -------------
Units outstanding at
      December 31, 1999 ............................      1,608,959         765,852       3,372,875       3,296,125         989,073
                        Contract purchase
                            payments ...............     11,749,866       6,494,207      40,856,102      20,172,496       8,745,964
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (1,362,184)       (636,160)    (30,551,007)     (2,214,577)       (573,977)
                                                        -----------     -----------     -----------     -----------     -----------
Units outstanding at
      December 31, 2000 ............................     11,996,641       6,623,899      13,677,970      21,254,044       9,161,060
                                                        ===========     ===========     ===========     ===========     ===========
                        Contract purchase
                            payments ...............      8,158,005      10,518,039      26,746,610      10,628,498      17,191,267
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (2,365,092)     (1,396,017)    (22,340,585)     (7,530,289)     (2,772,281)
                                                        -----------     -----------     -----------     -----------     -----------
 Units outstanding at
      December 31, 2001 ............................     17,789,554      15,745,921      18,083,995      24,352,253      23,580,046
                                                        ===========     ===========     ===========     ===========     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                                                                SMALL      MATURING
                                                                 INDEX         CAPITAL      INTERNATIONAL      COMPANY    GOVERNMENT
                                                                  500        APPRECIATION       STOCK          GROWTH     BOND 2002
                                                             --------------  -------------  --------------  -----------  -----------
Units outstanding at
      December 31, 1999 ..................................      2,038,959        602,909        888,642        503,561       21,585
                        Contract purchase
                            payments .....................     16,356,635      5,236,081      5,814,947      5,987,582      279,691
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (1,306,925)      (553,398)      (467,204)      (877,925)     (19,005)
                                                              -----------     ----------     ----------     ----------     --------
Units outstanding at
      December 31, 2000 ..................................     17,088,669      5,285,592      6,236,385      5,613,218      282,271
                                                              ===========     ==========     ==========     ==========     ========
                        Contract purchase
                            payments .....................     12,199,387      3,458,507      4,344,974      3,311,905        9,844
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (3,646,854)    (1,112,048)    (1,002,498)    (1,080,736)     (24,785)
                                                              -----------     ----------     ----------     ----------     --------
 Units outstanding at
      December 31, 2001 ..................................     25,641,202      7,632,051      9,578,861      7,844,387      267,330
                                                              ===========     ==========     ==========     ==========     ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MATURING      MATURING                      SMALL
                                                             GOVERNMENT    GOVERNMENT      VALUE         COMPANY         GLOBAL
                                                             BOND 2006      BOND 2010      STOCK          VALUE           BOND
                                                            -----------  --------------   ---------    -----------    --------------
         Units outstanding at
              December 31, 1999 ........................      102,972         4,254         392,479        179,266         342,453
                                Contract purchase
                                    payments ...........      177,843       509,229       3,161,866      1,915,527       3,199,129
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (10,502)      (29,437)       (199,887)      (132,981)       (216,678)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2000 ........................      270,313       484,046       3,354,458      1,961,812       3,324,904
                                                             ========      ========      ==========     ==========      ==========
                                Contract purchase
                                    payments ...........      101,932        32,850       3,433,820      3,052,249       3,242,206
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (36,903)      (29,581)       (851,591)      (631,565)       (544,593)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2001 ........................      335,342       487,315       5,936,687      4,382,496       6,022,517
                                                             ========      ========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                                 INDEX 400         MACRO-CAP        MICRO-CAP         REAL ESTATE
                                                                  MID-CAP            VALUE           GROWTH            SECURITIES
                                                               ----------------  --------------  ---------------  ------------------
Units outstanding at
     December 31, 1999 .................................           398,475            236,331            420,716             17,691
                       Contract purchase
                           payments ....................         2,427,079          1,889,404          3,315,400            505,915
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (191,036)          (258,195)          (559,193)           (52,417)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,634,518          1,867,540          3,176,923            471,189
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,947,353          2,439,987          2,049,284          1,682,415
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (517,172)          (445,707)          (975,222)          (308,581)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         4,064,699          3,861,820          4,250,985          1,845,023
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                 TEMPLETON        TEMPLETON
                                                                 DEVELOPING         ASSET              FRANKLIN         FIDELITY VIP
                                                                   MARKETS        STRATEGY             SMALL CAP           MID CAP
                                                                 SECURITIES         FUND                 FUND             PORTFOLIO
                                                               --------------  --------------        -------------     -------------
Units outstanding at
     December 31, 1999 .................................           268,232                  -                  -               -
                       Contract purchase
                           payments ....................         2,116,526            161,983          1,858,396          4,248,792
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (204,790)                 -             (5,834)          (404,137)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,179,968            161,983          1,852,562          3,844,655
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,078,762          1,188,243          4,259,320          3,398,338
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (386,000)           (60,074)          (398,943)          (697,292)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         2,872,730          1,290,152          5,712,939          6,545,701
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                                       JANUS ASPEN    JANUS ASPEN     CREDIT SUISSE
                                                         FIDELITY VIP   FIDELITY VIP      CAPITAL    INTERNATIONAL     GLOBAL POST
                                                          CONTRAFUND   EQUITY-INCOME   APPRECIATION      GROWTH      VENTURE CAPITAL
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                        -------------  -------------  ------------- --------------  ----------------
Units outstanding at
     December 31, 1999 ...............................            -              -               -             -             -
                        Contract purchase
                            payments .................    6,596,582      3,337,156      11,178,419     7,262,190       525,721
                        Contract terminations,
                            withdrawal payments
                            and charges ..............     (190,823)      (156,139)       (480,909)     (483,823)            -
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2000 ...............................    6,405,759      3,181,017      10,697,510     6,778,367       525,721
                                                        ===========     ==========     ===========   ===========    ==========
                       Contract purchase
                           payments ..................    6,236,944      6,404,642       7,099,995     6,436,131       853,779
                       Contract terminations,
                           withdrawal payments
                           and charges ...............   (1,186,054)      (796,286)     (2,371,566)   (1,467,105)     (116,973)
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2001 ...............................   11,456,649      8,789,373      15,425,939    11,747,393     1,262,527
                                                        ===========     ==========     ===========   ===========    ==========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 1999 were as follows:

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                     MONEY         ASSET        MORTGAGE
                                         GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ...............    1,773,719     2,238,400     1,175,791     2,078,286       878,899
             Contract purchase
                 payments ..........      564,866       134,867       529,420       253,025       105,762
             Contract terminations,
                 withdrawal payments
                 and charges .......     (386,741)     (696,805)     (577,244)     (310,224)     (360,970)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    1,951,844     1,676,462     1,127,967     2,021,087       623,691
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      309,680       493,792     1,552,497       251,967       353,477
             Contract terminations,
                 withdrawal payments
                 and charges .......     (418,909)     (461,170)   (1,086,487)     (512,693)     (164,359)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    1,842,615     1,709,084     1,593,977     1,760,361       812,810
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                                   SMALL        MATURING
                                         INDEX        CAPITAL     INTERNATIONAL   COMPANY      GOVERNMENT
                                          500       APPRECIATION     STOCK         GROWTH       BOND 2002
                                       ----------   ------------  ------------   ----------    ----------
Units outstanding at
   December 31, 1999 ...............    2,938,591     1,598,318     2,062,152     1,577,615     2,134,169
             Contract purchase
                 payments ..........      507,864       344,200     1,020,991       624,931            --
             Contract terminations,
                 withdrawal payments
                 and charges .......     (550,076)     (240,198)   (1,025,332)     (372,659)   (1,040,531)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    2,896,379     1,702,320     2,057,811     1,829,887     1,093,638
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      464,379       140,466       464,111       264,854         3,047
             Contract terminations,
                 withdrawal payments
                 and charges .......     (469,357)     (296,516)     (746,608)     (489,479)     (806,683)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    2,891,401     1,546,270     1,775,314     1,605,262       290,002
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                          SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------
                                       MATURING      MATURING                     SMALL
                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY        GLOBAL
                                       BOND 2006     BOND 2010      STOCK         VALUE          BOND
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ..............      268,923       107,403     1,038,209       213,346       125,858
            Contract purchase
                payments ..........        3,028            --       213,038       154,761        72,597
            Contract terminations,
                withdrawal payments
                and charges .......      (43,221)           --      (300,541)     (152,748)     (113,224)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ..............      228,730       107,403       950,706       215,359        85,231
                                      ==========    ==========    ==========    ==========    ==========
            Contract purchase
                payments ..........      168,799        63,377       163,116       389,733        15,937
            Contract terminations,
                withdrawal payments
                and charges .......      (13,972)     (104,355)     (155,188)      (82,909)      (12,071)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ..............      383,557        66,425       958,634       522,183        89,097
                                      ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------
                                      INDEX 400   MACRO-CAP   MICRO-CAP  REAL ESTATE
                                       MID-CAP     VALUE       GROWTH    SECURITIES
                                      --------    --------    --------   ----------
Units outstanding at
   December 31, 1999 ..............    275,066     339,537     227,183      64,837
            Contract purchase
                payments ..........    189,682      22,752     308,820      98,742
            Contract terminations,
                withdrawal payments
                and charges .......   (130,438)   (221,983)   (270,159)    (66,362)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    334,310     140,306     265,844      97,217
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     92,896     168,475      62,512     192,346
            Contract terminations,
                withdrawal payments
                and charges .......    (71,009)    (15,001)    (72,299)    (43,081)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    356,197     293,780     256,057     246,482
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------
                                     TEMPLETON   TEMPLETON
                                     DEVELOPING    ASSET     FRANKLIN   FIDELITY VIP
                                      MARKETS    STRATEGY    SMALL CAP    MID CAP
                                     SECURITIES    FUND        FUND      PORTFOLIO
                                     ----------  --------    ---------  ------------
Units outstanding at
   December 31, 1999 ..............    384,533          --          --          --
            Contract purchase
                payments ..........    256,858         302       2,649     488,076
            Contract terminations,
                withdrawal payments
                and charges .......   (404,800)         --          (8)    (23,193)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    236,591         302       2,641     464,883
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     36,149      73,549     133,890     113,289
            Contract terminations,
                withdrawal payments
                and charges .......    (60,475)     (6,280)     (8,685)   (181,479)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    212,265      67,571     127,846     396,693
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                                                   SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------
                                                                      JANUS ASPEN    JANUS ASPEN    CREDIT SUISSE
                                      FIDELITY VIP      FIDELITY VIP    CAPITAL     INTERNATIONAL    GLOBAL POST
                                       CONTRAFUND      EQUITY-INCOME  APPRECIATION     GROWTH      VENTURE CAPITAL
                                       PORTFOLIO         PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                     --------------    -------------  ------------  -------------  ----------------
Units outstanding at
   December 31, 1999 ...............          --               --             --             --               --
             Contract purchase
                 payments ..........     437,564          268,773        649,865        544,572            5,215
             Contract terminations,
                 withdrawal payments
                 and charges .......      (6,901)         (21,652)       (26,352)       (92,745)              --
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2000 ...............     430,663          247,121        623,513        451,827            5,215
                                       =========        =========      =========      =========        =========
            Contract purchase
                payments ...........     220,287          365,968        331,315        283,641            3,017
            Contract terminations,
                withdrawal payments
                and charges ........    (285,333)        (341,101)      (326,590)      (224,605)          (2,248)
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2001 ...............     365,617          271,988        628,238        510,863            5,984
                                       =========        =========      =========      =========        =========

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                       At December 31, 2001
                                         -----------------------------------------------
                                            Unit Value
Sub-account                              lowest to highest                  Net Assets
----------------------------------------------------------------------------------------
Growth                                   $ 0.67 to 3.80                    $ 159,860,949
Bond                                       1.16 to 2.91                      136,717,695
Money Market                               1.08 to 2.04                       73,086,827
Asset Allocation                           0.83 to 3.37                      334,282,742
Mortgage Securities                        1.19 to 3.15                      136,919,160
Index 500                                  0.84 to 4.53                      283,002,183
Capital Appreciation                       0.84 to 3.90                      153,135,035
International Stock                        0.93 to 2.30                      154,874,874
Small Company Growth                       1.03 to 2.04                      106,352,320
Maturing Government Bond 2002              1.13 to 1.70                        7,694,243
Maturing Government Bond 2006              1.20 to 1.90                        8,692,552
Maturing Government bond 2010              1.22 to 1.96                        5,840,469
Value Stock                                0.86 to 1.98                       85,380,743
Small Company Value                        1.31 to 1.43                       27,119,932
Global Bond                                0.96 to 1.06                       36,124,400
Index 400 Mid-Cap                          1.22 to 1.53                       21,884,881
Macro-Cap Value                            0.87 to 1.10                       17,416,946
Micro-Cap Growth                           1.23 to 1.72                       29,750,152
Real Estate Securities                     1.10 to 1.30                       12,378,669
Templeton Developing Markets               0.50 to 0.73                        7,847,819
Templeton Asset Strategy                   0.86 to 0.88                        2,219,608
Franklin Small Cap                         0.67 to 0.68                        6,852,986
Fidelity VIP Mid-Cap                       1.18 to 1.20                       20,984,737
Fidelity VIP Contrafund                    0.81 to 0.83                       21,501,171
Fidelity VIP Equity-Income                 1.05 to 1.07                       23,587,152
Janus Aspen Capital Appreciation           0.62 to 0.64                       24,324,231
Janus Apsen International Growth           0.62 to 0.64                       19,195,115
Credit Suisse Global Post Venture Capital  0.53 to 0.54                          985,138


                                                             For the year ended December 31, 2001
                                         ----------------------------------------------------------------------------
                                         Investment Income Ratio*       Expense Ratio**           Total Return ***
Sub-Account                                 lowest to highest          lowest to highest          lowest to highest
---------------------------------------------------------------------------------------------------------------------
Growth                                         0.00 to 0.00  %          0.15 to 1.40 %            (25.8) to (24.91) %
Bond                                          10.87 to 12.38            0.15 to 1.40                6.40 to 7.74
Money Market                                   3.54 to 3.64             0.15 to 1.40                2.34 to 3.63
Asset Allocation                               1.85 to 2.04             0.15 to 1.40             (15.55) to (14.49)
Mortgage Securities                           12.02 to 12.74            0.15 to 1.40                7.46 to 8.81
Index 500                                      0.87 to 1.12             0.15 to 1.40             (13.48) to (12.39)
Capital Appreciation                           0.09 to 0.11             0.15 to 1.40             (25.68) to (24.74)
International Stock                            4.13 to 4.23             0.15 to 1.40             (12.45) to (11.34)
Small Company Growth                           0.00 to 0.00             0.15 to 1.40             (15.89) to (14.83)
Maturing Government Bond 2002                  4.58 to 5.53             0.15 to 1.40                6.05 to 7.39
Maturing Government Bond 2006                  5.34 to 5.92             0.15 to 1.40                6.57 to 7.91
Maturing Government bond 2010                  7.17 to 10.68            0.15 to 1.40                3.51 to 4.81
Value Stock                                    1.05 to 1.51             0.15 to 1.40             (11.70) to (10.59)
Small Company Value                            0.00 to 0.00             0.15 to 1.40               13.98 to 15.41
Global Bond                                    1.06 to 1.38             0.15 to 1.40              (2.88) to (1.66)
Index 400 Mid-Cap                              0.81 to 1.08             0.15 to 1.40              (2.44) to (1.22)
Macro-Cap Value                                0.22 to 0.36             0.15 to 1.40              (9.03) to (7.88)
Micro-Cap Growth                               0.00 to 0.00             0.15 to 1.40             (12.56) to (11.46)
Real Estate Securities                         3.78 to 5.55             0.15 to 1.40                8.51 to 9.87
Templeton Developing Markets                   0.10 to 0.11             0.15 to 1.40              (9.36) to (8.22)
Templeton Asset Strategy                       0.23 to 10.47            0.15 to 1.40             (11.20) to (10.08)
Franklin Small Cap                             0.22 to 0.41             0.15 to 1.40             (16.43) to (15.37)
Fidelity VIP Mid-Cap                           0.00 to 0.00             0.15 to 1.40              (4.86) to (3.66)
Fidelity VIP Contrafund                        0.58 to 0.73             0.15 to 1.40             (13.69) to (12.60)
Fidelity VIP Equity-Income                     1.01 to 1.97             0.15 to 1.40              (6.55) to (5.37)
Janus Aspen Capital Appreciation               0.85 to 0.90             0.15 to 1.40             (22.92) to (21.95)
Janus Apsen International Growth               0.68 to 0.74             0.15 to 1.40             (24.50) to (23.54)
Credit Suisse Global Post Venture Capital      0.00 to 0.00             0.15 to 1.40             (33.72) to (29.52)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

TIEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2001, are included in Part B of this filing and consist of the following:


          1. Independent Auditors' Report.


          2. Statements of Assets and Liabilities, December 31, 2001.



          3. Statements of Operations, year ended December 31, 2001.



          4. Statements of Changes in Net Assets, years ended December 31, 2001 and 2000.


          5. Notes to Financial Statements.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001, 2000 and 1999.



          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001 and 2000.



          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.



          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.



          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.



          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.



          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001.



          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.



          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference

               (b) The Dealer Selling Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 99-70017 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Tax Sheltered Annuity Loan Agreement, form 99-70006 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE - (IRA) Agreement, form MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 99-70020 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (b) The Bylaws of the Depositor previously filed as this exhibit to Registrant's Form N-4, file Number 333-79049, Post-Effective amendment Number 3, is hereby incorporated by reference.


          7.   Not applicable.

          8.   Not applicable.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP.

         11.   Not applicable.

         12.   Not applicable.

         13.   Schedule for Computation of Performance Quotation

               (a) Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) Money Market Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Asset Allocation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) Mortgage Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Index 500 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Capital Appreciation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) International Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Small Company Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) Maturing Government Bond 2002 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (k) Maturing Government Bond 2006 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (l) Maturing Government Bond 2010 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Value Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (n) Small Company Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (o) Global Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (p) Index 400 Mid-Cap Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (q) Macro-Cap Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Micro-Cap Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Real Estate Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Templeton Developing Market Class 2 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.




         15. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal            Positions and Offices      Positions and Offices
Business Address              with Insurance Company     with Registrant
----------------              ----------------------     ---------------


Anthony L. Andersen           Director                   None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114


Richard H. Anderson           Director                   None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN 55111


John F. Bruder                Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                   None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Director and Executive     None
Minnesota Life Insurance      Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101


Reatha C. King Ph.D.          Director                   None
General Mills Foundation
Number One General Mills
 Blvd
Minneapolis, MN 55426-1348

Dennis E. Prohofsky           Director, Executive Vice   None
Minnesota Life Insurance      President, General
 Company                      Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler             Chairman, President and    None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                   None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President      None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101




Randy F. Wallake              Executive Vice President   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice      None
Minnesota Life Insurance      President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:


     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.


Wholly-owned subsidiaries of Securian Financial Group, Inc.


     Securian Ventures, Inc.
     Securian Financial Network, Inc.
     Minnesota Life Insurance Company
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Securian Insurance Agency of Nevada, Inc. (Nevada)
     Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
     Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Ministers Life Resources, Inc.





Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.
     Advantus Cornerstone Fund, Inc.




Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Index 500 Fund, Inc.


Wholly-owned subsidiaries of Securian Financial Network, Inc.:

     Securian Financial Network, Inc. (Alabama)
     Securian Financial Network, Inc. (Nevada)
     Securian Financial Network, Inc. (Oklahoma)
     Securian Financial Network, Inc. (Texas)

Majority-owned subsidiary of Securian Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS



As of March 27, 2002, the number of holders of securities of this class were as follows:




                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts                    5,077




ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Securian Financial Services, Inc.. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b)  Directors and Officers of Underwriter.

                       DIRECTORS AND OFFICERS OF UNDERWRITER


                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------

Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Securian Financial Services, Inc.  Executive Officer
400 Robert Street North            and Director
St. Paul, Minnesota 55101

Margaret Milosevich                Vice President, Chief         Assistant
Securian Financial Services, Inc.  Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                   Vice President and Chief      None
Securian Financial Services, Inc.  Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Securian Financial Services, Inc.  and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $11,309,746           ---              ---           ---



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-79049, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2002.



                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                       By
                                         ---------------------------------------
                                                    Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State Of Minnesota, on the 24th day of April, 2001.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                       By
                                         ---------------------------------------
                                                     Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

            Signature         Title                           Date
            ---------         -----                           -----



----------------------------    Chairman, President and        April 24, 2002
Robert L. Senkler               Chief Executive Officer


*
----------------------------    Director
Anthony L. Andersen


*
----------------------------    Director
Richard H. Anderson


*
----------------------------    Director
John F. Grundhofer



----------------------------    Director
Robert E. Hunstad



*
----------------------------    Director
Reatha C. King Ph.D.


*
----------------------------    Director
Dennis E. Prohofsky


*
----------------------------    Director
Michael E. Shannon



*
----------------------------    Director
William N. Westhoff






----------------------------    Senior Vice President          April 24, 2002
Gregory S. Strong               (chief financial officer)



----------------------------    Senior Vice President          April 24, 2002
Gregory S. Strong               (chief accounting officer)


----------------------------    Senior Vice President and      April 24, 2002
William N. Westhoff             Treasurer (treasurer)



----------------------------    Director and Attorney-in-Fact  April 24, 2002
Dennis E. Prohofsky



* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number  Description of Exhibit
--------------  ----------------------



       9.       Opinion and consent of Donald F. Gruber, Esq.

      10.       Consent of KPMG LLP.

      15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.